UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08544
Investment Managers Series Trust III
(Exact name of registrant as specified in charter)

235 West Galena Street
Milwaukee, Wisconsin 53212
(Address of Principal Executive Offices, including Zip Code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740
(Name and Address of Agent for Service)
COPIES TO:
Laurie Anne Dee
Morgan, Lewis & Bockius LLP
600 Anton Boulevard, Suite 1800
Costa Mesa, California 92626
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

FPA Crescent Fund
Institutional Class/FPACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Institutional Class/FPACX)	$55	1.06%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,138,420,857
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Institutional Class

FPA Crescent Fund
Investor Class/FPFRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Investor Class/FPFRX)	$60	1.16%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,138,420,857
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Investor Class

FPA Crescent Fund
Supra Institutional Class/FPCSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FPA Crescent Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Crescent Fund (Supra Institutional Class/FPCSX)	$52	1.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,138,420,857
Total number of portfolio holdings	144
Portfolio turnover rate as of the end of the reporting period	7%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
Meta Platforms, Inc. - Class A	3.3%
Analog Devices, Inc.	2.9%
Alphabet, Inc. - Class A	2.8%
TE Connectivity Ltd.	2.6%
Citigroup, Inc.	2.5%
Comcast Corp. - Class A	2.3%
U.S. Treasury Note, 5.000%, 8/31/2025	2.1%
Other Common Stock	2.1%
Safran S.A.	1.9%
Heineken Holding N.V.	1.9%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/crescent. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Crescent Fund - Supra Institutional Class

FPA Flexible Fixed Income Fund
Institutional Class/FPFIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Institutional Class/FPFIX)	$28	0.55%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,660,352
Total number of portfolio holdings	394
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	12.1%
U.S. Treasury Note, 4.125%, 11/30/2029	2.6%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 4.000%, 3/31/2030	1.0%
U.S. Treasury Note, 4.250%, 1/31/2030	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Freddie Mac Pool, 1.500%, 3/1/2041	0.9%
Freddie Mac Pool, 1.500%, 5/1/2041	0.9%
Fannie Mae Pool, 1.500%, 11/1/2041	0.8%
U.S. Treasury Note, 3.500%, 9/30/2029	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Institutional Class

FPA Flexible Fixed Income Fund
Advisor Class/FFIAX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the FPA Flexible Fixed Income Fund (“Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Flexible Fixed Income Fund (Advisor Class/FFIAX)	$30	0.60%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,578,660,352
Total number of portfolio holdings	394
Portfolio turnover rate as of the end of the reporting period	13%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.375%, 12/31/2029	12.1%
U.S. Treasury Note, 4.125%, 11/30/2029	2.6%
U.S. Treasury Note, 4.125%, 10/31/2029	1.3%
U.S. Treasury Note, 4.000%, 3/31/2030	1.0%
U.S. Treasury Note, 4.250%, 1/31/2030	0.9%
Fannie Mae Pool, 1.000%, 3/1/2037	1.0%
Freddie Mac Pool, 1.500%, 3/1/2041	0.9%
Freddie Mac Pool, 1.500%, 5/1/2041	0.9%
Fannie Mae Pool, 1.500%, 11/1/2041	0.8%
U.S. Treasury Note, 3.500%, 9/30/2029	0.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://fpa.com/funds/overview/flexible-fixed-income. You can also request this information by contacting us at (800) 638-3060.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 638-3060 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FPA Flexible Fixed Income Fund - Advisor Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

FPA Crescent Fund

(Institutional Class: FPACX)

(Investor Class: FPFRX)

(Supra Institutional Class: FPCSX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

FPA Crescent Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Crescent Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 4.8%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	NON-AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	$12,556,653
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,421,573)	12,556,653
	CONVERTIBLE BONDS — 1.7%
	Delivery Hero AG
86,200,000	1.000%, 1/23/2027	96,076,698
1,600,000	1.500%, 1/15/2028	1,708,442
46,000,000	3.250%, 2/21/2030	51,616,508
	Wayfair, Inc.
41,668,000	0.625%, 10/1/2025	40,667,968
4,278,000	1.000%, 8/15/2026	4,049,127
	TOTAL CONVERTIBLE BONDS
	(Cost $172,953,440)	194,118,743
	CORPORATE BANK DEBT — 0.3%
	Cornerstone OnDemand, Inc.
2,499,942	8.307% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(c),(d)	2,340,571
24,134,423	Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027(b),(c),(d),(e),(f),(g),(h)	(12,067,212)
	Lealand Reficar LC Term Loan
567,675	12.057% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(g),(i)	465,494
	McDermott LC
28,994,726	8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027(b),(c),(d),(e),(f),(g)	20,876,203
	McDermott Technology Americas, Inc.
1,074,221	7.441% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(c),(d),(e)	590,821
39,978,561	8.442% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(g),(i)	17,590,567
	Vision Solutions, Inc.
2,499,584	8.541% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(c),(d)	2,368,355
	TOTAL CORPORATE BANK DEBT
	(Cost $74,844,549)	32,164,799
	CORPORATE BONDS — 0.6%
	COMMUNICATIONS — 0.3%
	EchoStar Corp.
33,209,948	3.875%, 11/30/2030	39,104,714
	FINANCIALS — 0.3%
	Charles Schwab Corp.
18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	18,723,587
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	2,526,535
1

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Vornado Realty LP
$8,623,000	2.150%, 6/1/2026	$8,375,089
		29,625,211
	TOTAL CORPORATE BONDS
	(Cost $56,542,983)	68,729,925
	U.S. TREASURY NOTES & BONDS — 2.1%
	U.S. Treasury Note
231,000,000	5.000%, 8/31/2025	231,161,238
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $230,893,225)	231,161,238
	TOTAL BONDS & DEBENTURES
	(Cost $546,655,770)	538,731,358

Number of Shares
	CLOSED-END FUNDS — 0.0%
4,756,180	Altegrity, Inc.(d),(g)	5,469,607
	TOTAL CLOSED-END FUNDS
	(Cost $0)	5,469,607
	COMMON STOCKS — 59.2%
	AEROSPACE & DEFENSE — 2.4%
273,035	Howmet Aerospace, Inc.	50,820,005
662,981	Safran S.A.	216,222,400
		267,042,405
	APPAREL & TEXTILE PRODUCTS — 0.9%
523,798	Cie Financiere Richemont S.A. - Class A	99,113,540
	ASSET MANAGEMENT — 1.3%
394,126	LPL Financial Holdings, Inc.	147,785,426
457,176	Pershing Square Tontine Holdings Ltd.(d),(g)	—
		147,785,426
	BANKING — 3.5%
3,312,847	Citigroup, Inc.	281,989,537
1,297,290	Wells Fargo & Co.	103,938,875
		385,928,412
	BEVERAGES — 4.1%
2,812,483	Heineken Holding N.V.	209,874,379
5,885,188	JDE Peet's N.V.	168,114,357
800,753	Pernod Ricard S.A.	79,879,286
		457,868,022
	CABLE & SATELLITE — 3.7%
393,387	Charter Communications, Inc. - Class A*	160,820,539

2

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CABLE & SATELLITE (Continued)
7,087,694	Comcast Corp. - Class A	$252,959,799
		413,780,338
	CHEMICALS — 1.7%
2,596,396	International Flavors & Fragrances, Inc.	190,964,926
	COMMERCIAL SUPPORT SERVICES — 1.0%
1,637,209	Eurofins Scientific S.E.	116,680,601
	CONSTRUCTION MATERIALS — 2.4%
2,429,341	Amrize Ltd.*	121,176,203
1,897,889	Holcim AG*	140,926,689
		262,102,892
	E-COMMERCE DISCRETIONARY — 1.8%
918,929	Amazon.com, Inc.*	201,603,833
	ELECTRIC UTILITIES — 0.1%
720,710	PG&E Corp.	10,046,697
	ELECTRICAL EQUIPMENT — 2.6%
1,742,366	TE Connectivity Ltd.	293,884,873
	ENGINEERING & CONSTRUCTION — 1.1%
2,851,882	McDermott International, Ltd.*,(d),(e),(g)	34,222,590
694,573	Samsung C&T Corp.	82,781,306
		117,003,896
	ENTERTAINMENT CONTENT — 0.6%
33,130	Epic Games, Inc.(d),(g)	8,812,580
2,912,637	Nexon Co., Ltd.	58,665,167
		67,477,747
	FOOD — 0.3%
484,725	Orion Corp.	39,002,686
	HEALTH CARE FACILITIES & SVCS — 0.8%
580,243	ICON PLC*	84,396,344
	HOME CONSTRUCTION — 0.6%
1,283,314	Fortune Brands Innovations, Inc.	66,065,005
	INSTITUTIONAL FINANCIAL SVCS — 1.1%
2,277,248	Jefferies Financial Group, Inc.	124,542,693
	INSURANCE — 1.5%
477,746	Aon PLC - Class A	170,440,663
	INTERNET MEDIA & SERVICES — 9.8%
1,772,624	Alphabet, Inc. - Class A	312,389,528
949,395	Alphabet, Inc. - Class C	168,413,179
551,839	Delivery Hero S.E.*	14,978,701
497,683	Meta Platforms, Inc. - Class A	367,334,845
2,882,508	Prosus N.V.*	161,733,520

3

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES (Continued)
665,742	Uber Technologies, Inc.*	$62,113,729
		1,086,963,502
	LEISURE FACILITIES & SERVICES — 1.6%
288,240	Marriott International, Inc. - Class A	78,750,051
628,910	Vail Resorts, Inc.	98,820,628
		177,570,679
	MEDICAL EQUIPMENT & DEVICES — 0.5%
243,903	Bio-Rad Laboratories, Inc.*	58,858,672
	METALS & MINING — 0.9%
26,947,501	Glencore PLC*	105,008,327
	OIL & GAS PRODUCERS — 0.9%
150,028	Gulfport Energy Corp.*	30,181,133
2,488,164	Kinder Morgan, Inc.	73,152,021
		103,333,154
	OTHER COMMON STOCK — 2.1%
—	Other Common Stock(k)	230,214,749
	REAL ESTATE OWNERS & DEVELOPERS — 0.2%
2,098,628	Swire Pacific Ltd. - Class A	17,989,546
	REIT — 1.1%
4,120,722	Douglas Emmett, Inc.	61,975,659
1,448,615	Vornado Realty Trust	55,395,038
		117,370,697
	RETAIL - DISCRETIONARY — 2.5%
1,521,148	CarMax, Inc.*	102,236,357
789,964	Ferguson Enterprises, Inc.	172,014,661
		274,251,018
	SEMICONDUCTORS — 4.1%
1,373,352	Analog Devices, Inc.	326,885,243
78,590	Broadcom, Inc.	21,663,334
482,460	NXP Semiconductors N.V.	105,412,685
		453,961,262
	TECHNOLOGY HARDWARE — 2.4%
418,505	Dell Technologies, Inc. - Class C	51,308,713
1,845,291	NCR Atleos Corp.*	52,646,152
2,751,836	NCR Voyix Corp.*	32,279,037
1,388,280	Nintendo Co., Ltd.	133,316,307
		269,550,209
	TECHNOLOGY SERVICES — 0.8%
1,442,197	LG Corp.	84,853,819

4

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS — 0.3%
1,230,584	EchoStar Corp. - Class A*	$34,087,177
	TRANSPORTATION EQUIPMENT — 0.5%
281,311	Westinghouse Air Brake Technologies Corp.	58,892,458
	TOTAL COMMON STOCKS
	(Cost $3,670,923,828)	6,588,636,268
	LIMITED PARTNERSHIPS — 2.0%
150,000	Footpath Ventures SPV IV LP(d),(l)	12,807,908
2,073,734	FPS Group Ltd.(d),(e),(g)	160,548,492
107,799	FPS Shelby Holdco I LLC(d),(e),(g)	8,876,467
22,500,000	Jett Texas LLC(d),(l)	22,500,000
1,146,250	Sound Holding FP(d),(e),(g)	17,648,658
120,000	U.S. Farming Realty Trust II LP(d),(e),(g)	451,626
	TOTAL LIMITED PARTNERSHIPS
	(Cost $108,654,880)	222,833,151
	PREFERRED STOCKS — 0.0%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%(g)	1,672,119
	TOTAL PREFERRED STOCKS
	(Cost $1,271,542)	1,672,119
	WARRANTS (SPAC) — 0.0%
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(g)	—
316,054	MariaDB PLC, Expiration Date: December 16, 2027*,(g)	—
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(g)	—
	TOTAL WARRANTS (SPAC)
	(Cost $230,012)	—
	SHORT-TERM INVESTMENTS — 33.8%
	MONEY MARKET INVESTMENTS — 0.0%
663,073	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.16%(m)	663,073

Principal Amount
	COMMERCIAL PAPER — 21.8%
	Alphabet, Inc.
$58,000,000	4.31%, 9/15/2025	57,472,264
142,000,000	4.34%, 9/23/2025	140,562,013
19,000,000	Cisco Systems, Inc., 4.32%, 7/3/2025	18,995,440
	Coca Cola Co.
32,000,000	4.33%, 7/9/2025	31,969,209
18,000,000	4.33%, 7/11/2025	17,978,350
125,000,000	4.31%, 7/21/2025	124,700,695
80,000,000	4.33%, 8/11/2025	79,605,489
15,000,000	4.20%, 9/10/2025	14,875,750

5

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER (Continued)
	Johnson & Johnson Co.
$86,000,000	4.23%, 7/21/2025	$85,797,900
152,000,000	4.26%, 7/22/2025	151,620,483
50,000,000	4.31%, 8/12/2025	49,748,583
	Nestle Capital
10,000,000	4.32%, 7/17/2025	9,980,800
10,000,000	4.35%, 7/22/2025	9,974,625
82,000,000	4.28%, 7/24/2025	81,774,728
64,000,000	4.28%, 8/8/2025	63,710,862
94,175,000	4.35%, 8/21/2025	93,594,646
30,000,000	4.36%, 8/26/2025	29,796,533
34,000,000	4.35%, 9/15/2025	33,687,767
45,000,000	4.31%, 10/2/2025	44,498,963
	PepsiCo., Inc.
27,745,000	4.24%, 7/1/2025	27,745,000
50,000,000	4.20%, 7/21/2025	49,883,333
215,000,000	3.90%, 7/23/2025	214,448,167
75,000,000	4.17%, 7/28/2025	74,764,425
53,000,000	4.17%, 8/1/2025	52,809,686
97,000,000	4.17%, 8/4/2025	96,617,982
86,000,000	4.26%, 8/5/2025	85,643,817
87,000,000	4.26%, 8/6/2025	86,629,380
80,000,000	4.21%, 8/11/2025	79,615,625
60,000,000	4.26%, 8/12/2025	59,701,800
25,000,000	4.28%, 8/15/2025	24,866,250
35,000,000	4.17%, 8/18/2025	34,805,400
65,000,000	4.23%, 9/8/2025	64,473,013
65,000,000	4.23%, 9/9/2025	64,465,375
50,000,000	4.20%, 9/10/2025	49,585,833
43,000,000	4.15%, 9/15/2025	42,623,272
49,000,000	4.15%, 9/16/2025	48,565,057
	Roche Holdings, Inc.
30,000,000	4.27%, 7/14/2025	29,953,742
50,000,000	4.29%, 7/25/2025	49,857,000
50,000,000	Walmart Stores, Inc., 4.32%, 7/7/2025	49,964,000
		2,427,363,257
	TREASURY BILLS — 12.0%
	U.S. Treasury Bill
71,000,000	4.20%, 7/1/2025(n)	71,000,000
60,000,000	4.25%, 7/8/2025(n)	59,951,117
130,000,000	4.19%, 7/10/2025(n)	129,865,949
92,000,000	4.26%, 7/15/2025(n)	91,849,884
69,000,000	4.25%, 7/17/2025(n)	68,871,758
51,000,000	4.27%, 7/24/2025(n)	50,863,150

6

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$81,000,000	4.28%, 7/29/2025(n)	$80,735,242
92,000,000	4.26%, 8/7/2025(n)	91,606,369
80,000,000	4.32%, 8/14/2025(n)	79,585,500
110,000,000	4.34%, 8/19/2025(n)	109,362,631
50,000,000	4.37%, 8/28/2025(n)	49,654,940
91,000,000	4.34%, 9/2/2025(n)	90,320,840
90,000,000	4.28%, 9/4/2025(n)	89,308,980
119,000,000	4.34%, 9/11/2025(n)	117,991,499
102,000,000	4.30%, 9/16/2025(n)	101,075,553
50,000,000	4.34%, 9/18/2025(n)	49,537,255
		1,331,580,667
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,759,622,307)	3,759,606,997
	TOTAL INVESTMENTS — 99.8%
	(Cost $8,087,358,339)	11,116,949,500
	Other Assets in Excess of Liabilities — 0.2%	21,471,357
	TOTAL NET ASSETS — 100.0%	$11,138,420,857

Number of Shares
	SECURITIES SOLD SHORT — (0.3)%
	COMMON STOCKS — (0.1)%
(74,135)	Cintas Corp.	(16,522,468)
	TOTAL COMMON STOCKS
	(Proceeds $15,560,509)	(16,522,468)
	EXCHANGE-TRADED FUNDS — (0.2)%
(103,285)	iShares S&P 500 Growth	(11,371,678)
(59,768)	SPDR Portfolio S&P 500 Growth	(5,697,086)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $16,510,286)	(17,068,764)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $32,070,795)	$(33,591,232)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $12,556,653, which represents 0.11% of Net Assets.
(b)	Variable or floating rate security.
7

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $303,502,727, which represents 2.72% of Net Assets.
(e)	Affiliated company.
(f)	As of June 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 10 of the Notes to Financial Statements for further information on these commitments and contingencies.
(g)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(h)	All or a portion of the loan is unfunded.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	The rate is the annualized seven-day yield at period end.
(n)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

8

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Total Return Swaps

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	3,585,169	$(1,916,158)	—	$(1,916,158)
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	7/14/2025	USD	24,524,164	(14,203,856)	—	(14,203,856)
Trulieve Cannabis Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	6,289,423	(2,852,549)	—	(2,852,549)
Verano Holdings Corp.	CAONREPO + 1.800%	Annual	Nomura Securities International, Inc.	7/14/2025	CAD	7,451,604	(4,855,226)	—	(4,855,226)
							$(23,827,789)	—	$(23,827,789)

See Accompanying Notes to Financial Statements.

9

FPA Crescent Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $7,890,145,391)	$10,867,745,794
Investments in affiliates, at value (cost $197,212,948)	249,203,706
Foreign currency, at value (cost $800,027)	804,222
Cash	33,625
Deposits held at broker	45,036,299
Receivables:
Investment securities sold	53,732,237
Fund shares sold	3,207,427
Dividends and interest	11,916,675
Reclaims receivable	8,322,619
Prepaid expenses	162,242
Total assets	11,240,164,846

Liabilities:
Securities sold short, at value (proceeds $32,070,795)	33,591,232
Payables:
Investment securities purchased	30,706,127
Fund shares redeemed	4,994,205
Unrealized depreciation on open swap contracts	23,827,789
Advisory fees	8,041,213
Shareholder servicing fees (Note 8)	107,918
Fund services fees	204,939
Administrative service fees (Note 3)	138,399
Shareholder reporting fees	41,812
Trustees' deferred compensation (Note 3)	36,465
Legal fees	21,493
Auditing fees	5,005
Chief Compliance Officer fees	2,615
Trustees' fees and expenses	742
Accrued other expenses	24,035
Total liabilities	101,743,989
Commitments and contingencies (Note 10)
Net Assets	$11,138,420,857

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$7,517,686,020
Total distributable earnings (accumulated deficit)	3,620,734,837
Net Assets	$11,138,420,857

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$17,862,515
Shares of beneficial interest issued and outstanding	415,946
Redemption price per share	$42.94

Institutional Class Shares:
Net assets applicable to shares outstanding	$7,140,320,646
Shares of beneficial interest issued and outstanding	166,229,662
Redemption price per share	$42.95

Supra Institutional Class Shares:
Net assets applicable to shares outstanding	$3,980,237,696
Shares of beneficial interest issued and outstanding	92,544,769
Redemption price per share	$43.01

See accompanying Notes to Financial Statements.

10

FPA Crescent Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $70,063)	$94,510,482
Dividends (net of foreign withholding taxes of $2,459,271)	57,022,257
Dividends from affiliated issuers	22,823,292
Interest from affiliated issuers	3,476,060
Total investment income	177,832,091

Expenses:
Advisory fees	48,935,989
Shareholder servicing fees - Investor Class (Note 8)	14,832
Shareholder servicing fees - Institutional Class (Note 8)	1,492,153
Shareholder servicing fees - Supra Institutional Class (Note 8)	1,388,124
Fund services fees	805,446
Administrative service fees - Investor Class (Note 3)	4,153
Administrative service fees - Institutional Class (Note 3)	2,397,693
Administrative service fees - Supra Institutional Class (Note 3)	182,810
Redemption liquidity service	191,902
Shareholder reporting fees	107,815
Trustees' fees and expenses	94,513
Registration fees	94,025
Dividends on securities sold short	93,501
Legal fees	37,314
Insurance fees	32,723
Miscellaneous	23,482
Interest expense	16,854
Chief Compliance Officer fees	7,739
Auditing fees	7,664
Total expenses	55,928,732
Advisory fees waived	(1,469,470)
Net expenses	54,459,262
Net investment income (loss)	123,372,829

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	338,618,688
Investments in affiliated issuers	59,305,364
In-kind redemptions	121,807,284
Securities sold short	1,131,328
Swap contracts	(489,313)
Foreign currency transactions	206,914
Total realized gain (loss)	520,580,265
Net change in unrealized appreciation (depreciation) on:
Investments	203,314,759
Investments in affiliated issuers	3,143,274
Securities sold short	(1,706,588)
Swap contracts	(9,285,909)
Foreign currency translations	1,128,783
Net change in unrealized appreciation (depreciation)	196,594,319
Net realized and unrealized gain (loss)	717,174,584

Net Increase (Decrease) in Net Assets from Operations	$840,547,413

See accompanying Notes to Financial Statements.

11

FPA Crescent Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$123,372,829	$237,658,006
Total realized gain (loss) on investments, Investments in affiliated issuers - realized, securities sold short, Swap contracts - realized and foreign currency transactions	520,580,265	696,085,008
Net change in unrealized appreciation (depreciation) on investments, Investments in affiliated issuers - unrealized, securities sold short, Swap contracts - unrealized and foreign currency translations	196,594,319	408,330,369
Net increase (decrease) in net assets resulting from operations	840,547,413	1,342,073,383

Distributions to Shareholders:
Distributions:
Investor Class	(207,434)	(362,286)[1]
Institutional Class	(85,578,585)	(613,259,813)
Supra Institutional Class	(48,095,972)	(317,440,683)
Total distributions to shareholders	(133,881,991)	(931,062,782)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	13,365,546	7,231,016 [1]
Institutional Class	372,035,074	720,419,100
Supra Institutional Class	481,478,701	1,099,107,496
Reinvestment of distributions:
Investor Class	207,434	362,286 [1]
Institutional Class	70,840,613	510,800,548
Supra Institutional Class	40,269,758	285,821,922
Cost of shares redeemed:
Investor Class	(2,802,022)	(1,080,782)[1]
Institutional Class	(653,157,666)	(1,633,167,326)
Supra Institutional Class	(384,289,709)	(609,534,340)
Net increase (decrease) in net assets from capital transactions	(62,052,271)	379,959,920

Total increase (decrease) in net assets	644,613,151	790,970,521

Net Assets:
Beginning of period	10,493,807,706	9,702,837,185
End of period	$11,138,420,857	$10,493,807,706

Capital Share Transactions:
Shares sold:
Investor Class	326,520	169,840 [1]
Institutional Class	9,074,391	17,713,291
Supra Institutional Class	11,761,656	27,222,535
Shares reinvested:
Investor Class	4,852	9,075 [1]
Institutional Class	1,656,703	12,722,319
Supra Institutional Class	940,662	7,112,264
Shares redeemed:
Investor Class	(68,650)	(25,691)[1]
Institutional Class	(16,047,792)	(40,319,922)
Supra Institutional Class	(9,374,526)	(14,805,338)
Net increase (decrease) in capital share transactions	(1,726,184)	9,798,373

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.

See accompanying Notes to Financial Statements.

12

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Period Ended December 31 2024[1]
Net asset value, beginning of period	$40.19	$40.13
Income from Investment Operations:
Net investment income (loss)[2]	0.45	0.71
Net realized and unrealized gain	2.80	3.11
Total from investment operations	3.25	3.82

Less Distributions:
From net investment income	(0.09)	(1.27)
From net realized gain	(0.41)	(2.49)
Total distributions	(0.50)	(3.76)
Net asset value, end of period $	42.94	$40.19

Total return[3]	8.09%[4]	9.71%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,863	$6,159

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.28%[5,6]	1.28%[5,6]
After fees waived and expenses absorbed	1.16%[5,6]	1.16%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.10%[5]	2.38%[5]
After fees waived and expenses absorbed	2.23%[5]	2.50%[5]

Portfolio turnover rate	7%[4]	10%[5]

[1]	The Investor Class commenced operations on April 30, 2024. The data shown reflects operations for the period April 30, 2024 to December 31, 2024.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes short sale dividend, tax and interest expense that rounds to less than 0.01% of average net assets.

See accompanying Notes to Financial Statements.

13

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$40.20	$38.63	$33.34	$37.01	$35.97	$33.83
Income from Investment Operations:
Net investment income (loss)[2]	0.47	0.94	0.70	0.17	- [3]	0.18
Net realized and unrealized gain (loss)	2.80	4.37	6.03	(3.58)	5.34	3.69
Total from investment operations	3.27	5.31	6.73	(3.41)	5.34	3.87

Less Distributions:
From net investment income	(0.11)	(1.25)	(0.05)	(0.02)	(0.29)	(0.11)
From net realized gain	(0.41)	(2.49)	(1.39)	(0.24)	(4.01)	(1.62)
Total distributions	(0.52)	(3.74)	(1.44)	(0.26)	(4.30)	(1.73)

Redemption fee proceeds	-	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$42.95	$40.20	$38.63	$33.34	$37.01	$35.97

Total return[4]	8.14%[5]	13.96%	20.27%	(9.20)%	15.17%	12.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,140,321	$6,896,876	$7,009,178	$6,301,530	$8,394,402	$8,903,455

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.08%[6,7]	1.07%[7]	1.08%	1.09%[8]	1.17%[9]	1.15%[9]
After fees waived and expenses absorbed	1.06%[6,7]	1.06%[7]	1.05%	1.06%[8]	1.14%[9]	1.13%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.31%[6]	2.26%	1.89%	0.46%	(0.03)%	0.54%
After fees waived and expenses absorbed	2.32%[6]	2.27%	1.92%	0.50%	0.01%	0.56%

Portfolio turnover rate	7%[5]	10%	14%	20%	20%	29%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Amount represents less than $0.01 per share.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Not annualized.
[6]	Annualized.
[7]	Includes short sale dividend, tax and interest expense that rounds to less than 0.01% of average net assets.
[8]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[9]	For the years ended December 31, 2021, December 31, 2020 and December 31, 2019, the expense ratio includes short sale dividend expense equal to 0.09%, 0.07% and 0.16% of average net assets, respectively.

See accompanying Notes to Financial Statements.

14

FPA Crescent Fund

FINANCIAL HIGHLIGHTS

Supra Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,				For the Period Ended December 31
	(Unaudited)	2024	2023	2022[1]	2021[1]	2020[1,2]
Net asset value, beginning of period	$40.25	$38.65	$33.35	$37.01	$35.98	$31.96
Income from Investment Operations:
Net investment income (loss)[3]	0.49	0.96	0.72	0.22	0.02	0.01
Net realized and unrealized gain (loss)	2.80	4.39	6.03	(3.61)	5.33	4.81
Total from investment operations	3.29	5.35	6.75	(3.39)	5.35	4.82

Less Distributions:
From net investment income	(0.12)	(1.26)	(0.06)	(0.03)	(0.31)	-
From net realized gain	(0.41)	(2.49)	(1.39)	(0.24)	(4.01)	(0.80)
Total distributions	(0.53)	(3.75)	(1.45)	(0.27)	(4.32)	(0.80)

Redemption fee proceeds	-	- [4]	- [4]	- [4]	- [4]	- [4]
Net asset value, end of period	$43.01	$40.25	$38.65	$33.35	$37.01	$35.98

Total return[5]	8.17%[6]	14.06%	20.33%	(9.14)%	15.24%	15.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,980,238	$3,590,773	$2,693,659	$2,258,987	$1,890,554	$1,179,180

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.05%[7,8]	1.03%[8]	1.02%	1.03%[9]	1.12%[10]	1.14%[7,10]
After fees waived and expenses absorbed	1.00%[7,8]	1.00%[8]	0.99%	1.00%[9]	1.09%[10]	1.11%[7,10]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.34%[7]	2.33%	1.95%	0.61%	0.02%	0.07%[7]
After fees waived and expenses absorbed	2.38%[7]	2.36%	1.98%	0.64%	0.06%	0.10%[7]

Portfolio turnover rate	7%[6]	10%	14%	20%	20%	29%[7]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Supra Institutional Class commenced operations on September 4, 2020. The data shown reflects operations for the period September 4, 2020 to December 31, 2020.
[3]	Based on average shares outstanding for the period.
[4]	Amount represents less than $0.01 per share.
[5]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[6]	Not annualized.
[7]	Annualized.
[8]	Includes short sale dividend, tax and interest expense that rounds to less than 0.01% of average net assets.
[9]	For the year ended December 31, 2022, the expense ratio includes short sale dividend expense that rounds to less than 0.01% of average net assets.
[10]	For the years ended December 31, 2021 and December 31, 2020, the expense ratio includes short sale dividend expense equal to 0.10% and 0.13% of average net assets, respectively.

See accompanying Notes to Financial Statements.

15

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

FPA Crescent Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek to generate equity-like returns over the long-term, take less risk than the market and avoid permanent impairment of capital. First Pacific Advisors, LP (the "Adviser"), has served as the Fund's investment adviser since March 1, 1996.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Directors has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

16

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

17

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e)	Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Special Purpose Acquisition Companies

The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund's investments in SPACs will not significantly contribute to the Fund's distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (v) if an acquisition or merger target is identified, the Fund may elect not to participate in the proposed transaction or the Fund may be required to divest its interests in the SPAC due to regulatory or other considerations, in which case the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; (vi) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (vii) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC's assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (viii) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (ix) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (x) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xi) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest's intrinsic value; and (xiii) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. There were no Private Investment in Public Equity (“PIPE”) share purchase commitments for the SPACs the Fund invested in as of June 30, 2025.

18

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(h) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

19

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(j) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(k) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Fund will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.93% plus class-specific administrative service fee of 0.07%, 0.07% and 0.01% of the Fund’s average daily net assets for the Institutional Class, Investor Class and Supra Institutional Class, respectively.

The Adviser has contractually agreed to reimburse operating expenses in excess of 0.05%, 0.15% and 0.05% of the average daily net assets of the Institutional Class, Investor Class and Supra Institutional Class, respectively, excluding management fees, administrative service fees, short sale dividend expenses and interest expenses on cash deposits relating to short sales, brokerage fees and commissions, redemption liquidity service expense, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, through April 30, 2026. The Adviser has also contractually agreed to reimburse the Fund for redemption liquidity service expenses in excess of 0.0044% of the daily average net assets of the Fund through April 30, 2026. These agreements may only be terminated earlier by the Fund’s Board of Trustees (the “Board”) or upon termination of the Advisory Agreement. For the six-months ended June 30, 2025, the Adviser waived a portion of its advisory fees totaling $1,469,470.

20

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six-months ended June 30, 2025 are reported as Fund services fees on the Statement of Operations.

Distribution Services, LLC, serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; The Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six-months ended June 30, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six-months ended June 30, 2025, are reported on the Statement of Operations.

Note 4 –Redemption Liquidity Service Fees

The Fund may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Fund to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 8 days) or at other times at ReFlow’s discretion. For use of the ReFlow service, the Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily “Dutch auction” among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund’s in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Fund’s liquidity needs on a particular day. During the six-months ended June 30, 2025 the fees associated with ReFlow are disclosed in the Statement of Operations within redemption liquidity service fees.

21

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 5 – Securities Sold Short

The Fund maintains cash deposits and segregates marketable securities in amounts equal to the current fair value of the securities sold short or the fair value of the securities at the time they were sold short, whichever is greater. The Fund considers cash deposits held in connection with securities sold short to be restricted cash. The restriction will lapse when the related short positions are terminated. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The dividends on securities sold short are reflected as short sale dividend expense.

Note 6 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,090,863,719
Gross unrealized appreciation	$3,375,604,731
Gross unrealized depreciation	(383,110,182)
Net unrealized appreciation/(depreciation)	$2,992,494,549

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 7 – Investment Transactions

For the six months ended June 30, 2025, purchases, sales, and in-kind redemptions of investments, excluding short-term investments, were $494,233,028, $757,282,109, and $135,647,538, respectively.

Note 8 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10%, 0.25%, and 0.10% of its average daily net assets attributable to the Institutional Class, Investor Class and Supra Institutional Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. Such fees are reported on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand.

22

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

As of June 30, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Company B.V. Senior Exit LC	$24,134,423	$(10,546,370)	$(12,067,212)	$(1,520,842)	$12,067,212

Note 11 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:

23

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Investments	Level 1	Level 2	Level 3	NAV as Practical Expedient*	Total
Commercial Mortgage-Backed Securities
Non-Agency	$-	$12,556,653	$-	$-	$12,556,653
Convertible Bonds	-	194,118,743	-	-	194,118,743
Corporate Bank Debt	-	5,299,747	26,865,052	-	32,164,799
Corporate Bonds
Communications	-	39,104,714	-	-	39,104,714
Financials	-	29,625,211	-	-	29,625,211
U.S. Treasury Notes & Bonds	-	231,161,238	-	-	231,161,238
Closed-End Funds	-	-	5,469,607	-	5,469,607
Common Stocks
Aerospace & Defense	50,820,005	216,222,400	-	-	267,042,405
Apparel & Textile Products	-	99,113,540	-	-	99,113,540
Asset Management	147,785,426	-	-	-	147,785,426
Banking	385,928,412	-	-	-	385,928,412
Beverages	-	457,868,022	-	-	457,868,022
Cable & Satellite	413,780,338	-	-	-	413,780,338
Chemicals	190,964,926	-	-	-	190,964,926
Commercial Support Services	-	116,680,601	-	-	116,680,601
Construction Materials	121,176,203	140,926,689	-	-	262,102,892
E-Commerce Discretionary	201,603,833	-	-	-	201,603,833
Electric Utilities	10,046,697	-	-	-	10,046,697
Electrical Equipment	293,884,873	-	-	-	293,884,873
Engineering & Construction	-	82,781,306	34,222,590	-	117,003,896
Entertainment Content	-	58,665,167	8,812,580	-	67,477,747
Food	-	39,002,686	-	-	39,002,686
Health Care Facilities & Svcs	84,396,344	-	-	-	84,396,344
Home Construction	66,065,005	-	-	-	66,065,005
Institutional Financial Svcs	124,542,693	-	-	-	124,542,693
Insurance	170,440,663	-	-	-	170,440,663
Internet Media & Services	910,251,281	176,712,221	-	-	1,086,963,502
Leisure Facilities & Services	177,570,679		-	-	177,570,679
Medical Equipment & Devices	58,858,672	-	-	-	58,858,672
Metals & Mining	-	105,008,327	-	-	105,008,327
Oil & Gas Producers	103,333,154	-	-	-	103,333,154
Other Common Stock	112,836,007	117,378,742	-	-	230,214,749
Real Estate Owners & Developers	-	17,989,546	-	-	17,989,546
Reit	117,370,697	-	-	-	117,370,697
Retail - Discretionary	274,251,018	-	-	-	274,251,018
Semiconductors	453,961,262	-	-	-	453,961,262
Technology Hardware	136,233,902	133,316,307	-	-	269,550,209
Technology Services	-	84,853,819	-	-	84,853,819
Telecommunications	34,087,177	-	-	-	34,087,177

24

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Transportation Equipment	58,892,458	-	-	-	58,892,458
Limited Partnerships	-	-	187,525,243	35,307,908	222,833,151
Preferred Stocks Energy	-	-	1,672,119	-	1,672,119
Warrants (SPAC)	-	-	-	-	-
Short-Term Investments	663,073	3,758,943,924	-	-	3,759,606,997
	$4,699,744,798	$6,117,329,603	$264,567,191	$35,307,908	$11,116,949,500
Securities Sold Short
Common Stock	(16,522,468)	-	-	-	(16,522,468)
Exchange-Traded Funds	(17,068,764)	-	-	-	(17,068,764)
	$(33,591,232)	$-	$-	$-	$(33,591,232)
Total Return Swaps	$-	$(23,827,789)	$-	$-	$(23,827,789)

*	Investments valued using net asset value per share (or its equivalent) as a practical expedient are excluded from the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is the fair value measurement of investments that are valued at NAV per share (or its equivalent) as a practical expedient:

Limited Partnerships	Investment Strategy	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period	Lock Up Period
Footpath Ventures SPV IV LP	Long-term Equity	$12,807,908	$-	Closed End Fund	N/A	N/A
Jett Texas LLC	Long-term Equity	22,500,000	-	Closed End Fund	N/A	N/A
		$35,307,908	$-
25

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning balance at December 31, 2024	Transfers into/(out) of Level 3 during the period	Total realized gain/(loss)	Total change in net unrealized appreciation/ (depreciation)	Accretion of Discount (Amortization of Premium) and Return of Capital	Net purchases	Net sales	Ending Value at June 30, 2025
Corporate Bank Debt	$19,555,734	$-	$1,057,504	$8,110,189	$-	$635,430	$(2,493,805)	$26,865,052
Closed-End Funds	5,850,101	-	-	(380,494)	-	-	-	5,469,607
Common Stocks	26,636,846	-	-	16,398,324	-	-	-	43,035,170
Limited Partnerships	282,400,075	-	58,247,860	(21,424,321)	(73,450,511)	-	(58,247,860)	187,525,243
Preferred Stocks	1,395,231	-	-	276,888	-	-	-	1,672,119
Warrants (SPAC)	-	-	(6,275)	6,275	-	-	-	-

	$335,837,987	$-	$59,299,089	$2,986,861	$(73,450,511)	$635,430	$(60,741,665)	$64,567,191

The change in unrealized gains or losses attributable to Level 3 investments held at June 30, 2025 was $2,980,588.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025.

Asset Class	Fair Value June 30, 2025	Valuation Methodologies	Unobservable Input	Input Range/ Value	Valuation Weighted Average of Input		Impact to Valuation From an Increase in Input (1)
Corporate Bank Debt	$26,865,052	Pricing Model(2)	Quotes/Prices	$44 - $82	$63.72		Increase
Closed End Funds	5,649,607	Pricing Model(3)	Last Reported Trade	$1.15	$1.15		Increase
Common Stocks - Long	-	Pricing Model(4)	Corporate Action	$0.00	$0.00		Increase
	8,812,580	Most Recent Capitalization (Funding)(5)	Revenue Multiple	$266	2	x	Increase
	34,222,590	Pricing Model(6)	Quotes/Prices	$12	$12		Increase
Limited Partnerships	187,073,617	Market Approach(7)	Shipping Broker Valuations	6% - 20%	19%		Increase
	451,626	Discounted NAV(8)	Market Discount	10%	10%		decrease
Preferred Stock	1,672,119	Pricing Model(9)	Quotes/Prices	$1,243.21	$1,243.21		Increase
Warrants	-	Asset Approach(10)	Estimated Recovery Proceeds	$0.00	$0.00		Increase

26

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

(1)	This column represents the directional change in the fair value of the Level 3 investments that would results from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(3)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(4)	The Pricing Model technique for Level 3 securities involves the issuance of non-tradable rights with no set exercise date.
(5)	The fair value of the investment is based on capital funding terms and discounted based on market trends. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(6)	The Pricing Model technique for Level 3 securities involves the estimated price of the security after an expected post-reverse split and resulting price dilution.
(7)	The Discounted Cash Flow valuation technique involves estimating the value of an asset based on discounting a future stream of estimated cash flows using a discount rate determined by the Advisor.
(8)	The NAV provided by the general partner has been discounted for the possible impact from various exit strategies under consideration by the general partner.
(9)	The Pricing Model technique for Level 3 securities involves correlating the fair value of the preferred stock to the parent company's common stock.
(10)	The Asset Approach technique for Level 3 securities involves the projected value of warrants that are pending cancellation.

Note 12 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2025 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$-	Unrealized depreciation on open swap contracts	$23,827,789

27

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended June 30, 2025, are as follows:

	Derivatives not designated as hedging instruments
	Equity Contracts	Total
Realized Gain (Loss) on Derivatives
Swap contracts	$(489,313)	$(489,313)

	Equity Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Swap contracts	$(9,285,909)	$(9,285,909)

The notional amount is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2025 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Swap contracts	Notional amount	$36,930,694

Note 13 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below. Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

28

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

			Amounts Not Offset in Statements of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized depreciation on open swap contracts	Nomura	$(23,827,789)	$-	$-	$(23,827,789)

Note 14 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Security Description	Shares Held as of December 31, 2024	Beginning Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment
FPS Holdco LLC	2,073,734	$251,127,867	$-	$(33,076,210)	$33,076,210
FPS Shelby Holdco I LLC	107,799	8,876,467	-	-	-
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	26,423,878	(11,890,745)	-	-	1,057,522
Lealand Reficar LC Term Loan, 12.057% (3-Month Term SOFR+750 basis points), 6/30/2027	529,985	344,490	37,691	-	-
McDermott International, Ltd.	356,485,315	17,824,266	-	-	-
McDermott LC, 8.572% (3-Month SOFR+426.16 basis points), 6/30/2027	31,488,546	17,318,701	-	(2,493,805)	(18)
McDermott Technology Americas, Inc., 7.441% (1-Month Term SOFR+300 basis points), 6/30/2027	1,074,221	531,739	-	-	-
McDermott Technology Americas, Inc., 8.442% (1-Month Term SOFR+400 basis points), 12/31/2027	39,380,822	13,783,288	597,739	-	-
Sound Holding FP	1,146,250	21,949,607	-	(25,171,650)	25,171,650
U.S. Farming Realty Trust II LP	120,000	446,134	-	-	-

Total		$320,311,814	$635,430	$(60,741,665)	$59,305,364

29

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Security Description - Continued	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value June 30, 2025	Shares as of June 30, 2025	Income from Affiliated Investments
FPS Holdco LLC	$(73,450,511)	$(17,128,864)	$-	$60,548,492	2,073,734	$2,823,292
FPS Shelby Holdco I LLC	-	-	-	8,876,467	107,799	-
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	-	(1,233,989)	-	(12,067,212)	24,134,423	422,362
Lealand Reficar LC Term Loan, 12.057% (3-Month Term SOFR+750 basis points), 6/30/2027	-	83,313	-	465,494	567,675	20,556
McDermott International, Ltd.	-	16,398,324	-	34,222,590	2,851,882	-
McDermott LC, 8.572% (3-Month SOFR+426.16 basis points), 6/30/2027	-	6,051,325	-	20,876,203	28,994,726	1,310,723
McDermott Technology Americas, Inc., 7.441% (1-Month Term SOFR+300 basis points), 6/30/2027	-	59,082	-	590,821	1,074,221	40,195
McDermott Technology Americas, Inc., 8.442% (1-Month Term SOFR+400 basis points), 12/31/2027	-	3,209,540	-	17,590,567	39,978,561	1,682,224
Sound Holding FP	-	(4,300,949)	-	17,648,658	1,146,250	-
U.S. Farming Realty Trust II LP	-	5,492	-	451,626	120,000	-
Total	$(73,450,511)	$3,143,274	$-	$249,203,706		$26,299,352

Note 15 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

30

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

As of June 30, 2025, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$5,469,607	0.05%
Cornerstone OnDemand, Inc. 8.307% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	2,398,084	2,340,571	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.08%
Footpath Ventures SPV IV LP	9/24/2021	15,862,050	12,807,908	0.11%
FPS Holdco LLC	10/17/2018	59,218,895	160,548,492	1.44%

FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,876,467	0.08%
Jett Texas LLC	12/2/2024	22,500,000	22,500,000	0.20%
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027	11/12/2019	(10,546,370)	(12,067,212)	-0.11%
Lealand Reficar LC Term Loan 12.057% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	567,675	465,494	0.00%

McDermott International, Ltd.	7/1/2020	56,700,448	34,222,590	0.31%
McDermott LC 8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	28,994,756	20,876,203	0.19%
McDermott Technology Americas, Inc. 7.441% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	1,074,193	590,821	0.01%
McDermott Technology Americas, Inc. 8.442% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	50,129,416	17,590,567	0.16%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	17,648,658	0.16%
U.S. Farming Realty Trust II LP	12/24/2012	-	451,626	0.00%
Vision Solutions, Inc. 8.541% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	2 ,226,795	2,368,355	0.02%
		$259,249,627	$303,502,727	2.72%

Note 16 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

31

FPA Crescent Fund

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2025 (Unaudited)

Note 17 – New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 18 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

32

FPA Flexible Fixed Income Fund

(Institutional Class: FPFIX)

(Advisor Class: FFIAX)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2025

FPA Flexible Fixed Income Fund

A series of Investment Managers Series Trust III

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

This report and the financial statements contained herein are provided for the general information of the shareholders of the FPA Flexible Fixed Income Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective shareholder report and prospectus.

www.fpa.com

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 94.2%
	ASSET-BACKED SECURITIES — 23.8%
	AUTO — 4.2%
	Ally Auto Receivables Trust
$931,000	Series 2023-1, Class A4, 5.270%, 11/15/2028	$946,834
	BMW Vehicle Owner Trust
701,000	Series 2023-A, Class A4, 5.250%, 11/26/2029	712,403
	CarMax Auto Owner Trust
2,027,000	Series 2023-2, Class A4, 5.010%, 11/15/2028	2,048,595
904,000	Series 2023-1, Class A4, 4.650%, 1/16/2029	907,900
2,146,000	Series 2023-3, Class A4, 5.260%, 2/15/2029	2,181,576
	Ford Credit Auto Owner Trust
1,343,000	Series 2023-A, Class A4, 4.560%, 12/15/2028	1,349,711
734,000	Series 2023-B, Class A4, 5.060%, 2/15/2029	742,251
	GM Financial Consumer Automobile Receivables Trust
1,424,000	Series 2023-3, Class A4, 5.340%, 12/18/2028	1,444,370
	GM Financial Revolving Receivables Trust
3,383,000	Series 2021-1, Class A, 1.170%, 6/12/2034(a)	3,257,103
5,133,000	Series 2023-1, Class A, 5.120%, 4/11/2035(a)	5,263,317
1,403,000	Series 2023-2, Class A, 5.770%, 8/11/2036(a)	1,466,012
8,349,000	Series 2024-1, Class A, 4.980%, 12/11/2036(a)	8,546,496
	Hyundai Auto Receivables Trust
1,112,000	Series 2023-B, Class A4, 5.310%, 8/15/2029	1,130,345
	Mercedes-Benz Auto Receivables Trust
816,000	Series 2023-1, Class A4, 4.310%, 4/16/2029	817,147
1,038,000	Series 2024-1, Class A4, 4.790%, 7/15/2031	1,051,338
	Nissan Auto Receivables Owner Trust
1,485,000	Series 2023-A, Class A4, 4.850%, 6/17/2030	1,492,444
	Porsche Financial Auto Securitization Trust
1,721,000	Series 2023-1A, Class A4, 4.720%, 6/23/2031(a)	1,729,517
	SFS Auto Receivables Securitization Trust
919,000	Series 2023-1A, Class A4, 5.470%, 12/20/2029(a)	935,414
	Toyota Auto Loan Extended Note Trust
5,017,000	Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,981,709
4,553,000	Series 2023-1A, Class A, 4.930%, 6/25/2036(a)	4,649,823
8,239,000	Series 2024-1A, Class A, 5.160%, 11/25/2036(a)	8,484,477
	Toyota Auto Receivables Owner Trust
1,343,000	Series 2023-A, Class A4, 4.420%, 8/15/2028	1,346,183
1,973,000	Series 2023-B, Class A4, 4.660%, 9/15/2028	1,985,913
2,714,000	Series 2023-C, Class A4, 5.010%, 2/15/2029	2,749,509
	Volkswagen Auto Loan Enhanced Trust
1,181,000	Series 2023-1, Class A4, 5.010%, 1/22/2030	1,196,169
	World Omni Auto Receivables Trust
1,251,000	Series 2023-A, Class A4, 4.660%, 5/15/2029	1,257,398
2,055,000	Series 2023-B, Class A4, 4.680%, 5/15/2029	2,061,074

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	AUTO (Continued)
$1,107,000	Series 2023-C, Class A4, 5.030%, 11/15/2029	$1,120,931
		65,855,959
	COLLATERALIZED LOAN OBLIGATION — 3.3%
	Barings Middle Market Ltd.
1,460,000	Series 2021-IA, Class D, 13.181% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	1,459,810
	Cerberus Loan Funding LLC
901,000	Series 2023-1A, Class A, 6.656% (3-Month Term SOFR+240 basis points), 3/22/2035(a),(b)	901,800
5,057,000	Series 2023-2A, Class A1, 6.806% (3-Month Term SOFR+255 basis points), 7/15/2035(a),(b)	5,142,908
5,734,000	Series 2023-4A, Class A, 6.681% (3-Month Term SOFR+242.5 basis points), 10/15/2035(a),(b)	5,789,792
	Fortress Credit Opportunities Ltd.
5,645,000	Series 2017-9A, Class A1TR, 6.068% (3-Month Term SOFR+181.161 basis points), 10/15/2033(a),(b)	5,647,659
8,814,000	Series 2017-9A, Class ER, 12.578% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	8,742,078
	Golub Capital Partners Ltd.
4,361,000	Series 2023-67A, Class A1, 6.798% (3-Month Term SOFR+250 basis points), 5/9/2036(a),(b)	4,366,648
4,000,000	Series 2023-67A, Class D, 10.798% (3-Month Term SOFR+650 basis points), 5/9/2036(a),(b)	3,995,420
5,388,000	Series 2019-46A, Class A1R, 6.080% (3-Month Term SOFR+181 basis points), 4/20/2037(a),(b)	5,404,304
	Ivy Hill Middle Market Credit Fund Ltd.
6,250,000	Series 9A, Class ERR, 12.492% (3-Month Term SOFR+822 basis points), 4/23/2034(a),(b)	6,259,700
	Parliament Ltd.
2,646,000	Series 2021-2A, Class D, 8.284% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	2,637,281
	TCP Waterman LLC
2,429,000	Series 2017-1A, Class ER, 12.744% (3-Month Term SOFR+842.161 basis points), 8/20/2033(a),(b)	2,380,867
		52,728,267
	EQUIPMENT — 8.8%
	Avis Budget Rental Car Funding AESOP LLC
1,059,000	Series 2023-1A, Class A, 5.250%, 4/20/2029(a)	1,079,801
3,527,000	Series 2023-4A, Class A, 5.490%, 6/20/2029(a)	3,623,291
4,981,000	Series 2023-6A, Class A, 5.810%, 12/20/2029(a)	5,175,218
3,599,000	Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,763,277
1,728,000	Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	1,772,434

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
$7,423,000	Series 2024-3A, Class A, 5.230%, 12/20/2030(a)	$7,576,666
	CNH Equipment Trust
581,000	Series 2022-B, Class A4, 3.910%, 3/15/2028	577,789
644,000	Series 2023-A, Class A4, 4.770%, 10/15/2030	652,841
1,805,000	Series 2023-B, Class A4, 5.460%, 3/17/2031	1,858,785
	Coinstar Funding LLC
2,449,960	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,269,641
	Enterprise Fleet Financing LLC
2,419,000	Series 2022-2, Class A3, 4.790%, 5/21/2029(a)	2,418,507
760,000	Series 2022-3, Class A3, 4.290%, 7/20/2029(a)	758,378
2,522,000	Series 2023-1, Class A3, 5.420%, 10/22/2029(a)	2,552,152
1,601,000	Series 2022-4, Class A3, 5.650%, 10/22/2029(a)	1,618,849
3,800,000	Series 2023-2, Class A3, 5.500%, 4/22/2030(a)	3,851,878
3,748,000	Series 2023-3, Class A3, 6.410%, 6/20/2030(a)	3,889,963
1,693,000	Series 2024-4, Class A4, 4.700%, 6/20/2031(a)	1,706,315
	Ford Credit Floorplan Master Owner Trust A
10,771,000	Series 2018-4, Class A, 4.060%, 11/15/2030	10,707,748
6,057,000	Series 2024-2, Class A, 5.240%, 4/15/2031(a)	6,255,528
3,949,000	Series 2024-4, Class A, 4.400%, 9/15/2031(a)	3,922,061
	GMF Floorplan Owner Revolving Trust
2,130,000	Series 2023-2, Class A, 5.340%, 6/15/2030(a)	2,180,303
6,852,000	Series 2024-2A, Class A, 5.060%, 3/15/2031(a)	7,021,493
	GreatAmerica Leasing Receivables Funding LLC
1,675,000	Series 2023-1, Class A4, 5.060%, 3/15/2030(a)	1,693,011
	Hertz Vehicle Financing LLC
3,499,000	Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,364,356
3,489,000	Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	3,350,531
6,142,000	Series 2022-5A, Class A, 3.890%, 9/25/2028(a)	6,052,111
	John Deere Owner Trust
1,372,000	Series 2023-A, Class A4, 5.010%, 12/17/2029	1,383,502
1,203,000	Series 2023-B, Class A4, 5.110%, 5/15/2030	1,216,385
1,664,000	Series 2023-C, Class A4, 5.390%, 8/15/2030	1,700,351
	Kubota Credit Owner Trust
1,359,000	Series 2023-2A, Class A4, 5.230%, 6/15/2028(a)	1,382,016
876,000	Series 2023-1A, Class A4, 5.070%, 2/15/2029(a)	885,148
	M&T Equipment Notes
1,028,000	Series 2023-1A, Class A4, 5.750%, 7/15/2030(a)	1,045,199
2,469,000	Series 2024-1A, Class A4, 4.940%, 8/18/2031(a)	2,503,527
	MMAF Equipment Finance LLC
2,626,000	Series 2023-A, Class A4, 5.500%, 12/13/2038(a)	2,689,055
736,000	Series 2020-A, Class A5, 1.560%, 10/9/2042(a)	693,576
3,707,000	Series 2024-A, Class A4, 5.100%, 7/13/2049(a)	3,804,109
3,000,000	Series 2025-A, Class A4, 5.020%, 6/13/2050(a)	3,042,383

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	EQUIPMENT (Continued)
	Verizon Master Trust
$6,196,000	Series 2023-3, Class A, 4.730%, 4/21/2031(a)	$6,304,865
8,097,000	Series 2023-6, Class A, 5.350%, 9/22/2031(a)	8,389,953
10,281,000	Series 2024-2, Class A, 4.830%, 12/22/2031(a)	10,468,401
4,579,000	Series 2024-7, Class A, 4.350%, 8/20/2032(a)	4,595,824
		139,797,221
	OTHER — 7.5%
	ABPCI Direct Lending Fund LLC
1,459,197	Series 2022-2A, Class A1, 6.383% (3-Month Term SOFR+210 basis points), 3/1/2032(a),(b)	1,457,707
6,097,172	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	5,832,506
	ABPCI Direct Lending Fund Ltd.
821,514	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	806,210
2,094,093	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,055,606
8,058,000	American Tower Trust 1 5.490%, 3/15/2028(a)	8,160,393
662,722	Brazos Securitization LLC 5.014%, 9/1/2031(a)	670,676
	Cleco Securitization II LLC
7,000,000	4.680%, 12/1/2036	7,023,436
	Cleco Securitization LLC
1,386,688	4.016%, 3/1/2031	1,365,888
	Cologix Data Centers US Issuer LLC
4,273,000	Series 2021-1A, Class A2, 3.300%, 12/26/2051(a)	4,136,431
3,235,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	3,140,707
	Consumers 2023 Securitization Funding LLC
2,542,000	5.210%, 9/1/2031	2,596,017
	DataBank Issuer
1,400,000	Series 2021-1A, Class A2, 2.060%, 2/27/2051(a)	1,369,410
1,500,000	Series 2021-1A, Class C, 4.430%, 2/27/2051(a)	1,452,395
512,000	Diamond Infrastructure Funding LLC Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	483,444
1,718,000	Diamond Issuer LLC Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	1,587,037
	DTE Electric Securitization Funding II LLC
2,785,586	5.970%, 3/1/2033	2,910,937
	Elm Trust
765,512	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	759,171
131,093	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	129,438
75,402	Series 2020-4A, Class A2, 2.286%, 10/20/2029(a)	74,803
267,973	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	264,499
	Golub Capital Partners Funding Ltd.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
$686,985	Series 2020-1A, Class A2, 3.208%, 1/22/2029(a)	$683,088
472,655	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	470,671
2,654,187	Series 2021-1A, Class A2, 2.773%, 4/20/2029(a)	2,640,757
1,480,591	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,466,408
3,929,565	Series 2021-2A, Class A, 2.944%, 10/19/2029(a)	3,882,442
4,572,454	Series 2021-2A, Class B, 3.993%, 10/19/2029(a)	4,412,294
	Hotwire Funding LLC
1,250,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	1,219,004
1,385,000	Series 2023-1A, Class A2, 5.687%, 5/20/2053(a)	1,398,638
	Kansas Gas Service Securitization I LLC
5,179,915	5.486%, 8/1/2032	5,355,533
	MetroNet Infrastructure Issuer LLC
3,800,000	Series 2022-1A, Class A2, 6.350%, 10/20/2052(a)	3,867,059
	Monroe Capital Funding Ltd.
1,579,590	Series 2021-1A, Class A2, 2.815%, 4/22/2031(a)	1,562,077
542,186	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	535,193
3,001,562	Monroe Capital Income Plus Funding LLC Series 2022-1A, Class A, 4.050%, 4/30/2032(a)	2,927,441
	Oklahoma Development Finance Authority
1,818,331	4.135%, 12/1/2033	1,810,424
690,760	4.285%, 2/1/2034	681,639
1,562,158	3.877%, 5/1/2037	1,520,538
	PFS Financing Corp.
5,205,000	Series 2022-D, Class A, 4.270%, 8/15/2027(a)	5,201,320
	PG&E Recovery Funding LLC
3,538,963	5.045%, 7/15/2032	3,578,777
4,800,040	4.838%, 6/1/2033	4,824,775
	PG&E Wildfire Recovery Funding LLC
3,018,788	4.022%, 6/1/2031	2,992,374
	SBA Tower Trust
1,380,000	1.631%, 11/15/2026(a)	1,322,553
1,767,000	2.328%, 1/15/2028(a)	1,662,827
1,049,000	6.599%, 1/15/2028(a)	1,076,166
	SpringCastle America Funding LLC
634,660	Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	596,795
	Texas Electric Market Stabilization Funding N LLC
1,632,384	4.265%, 8/1/2036(a)	1,620,708
	Texas Natural Gas Securitization Finance Corp.
700,841	5.102%, 4/1/2035	718,873
	VCP RRL Ltd.
901,217	Series 2021-1A, Class A, 2.152%, 10/20/2031(a)	867,406
1,466,670	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	1,372,818
2,276,868	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	2,066,522

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	Virginia Power Fuel Securitization LLC
$8,504,000	4.877%, 5/1/2031	$8,599,670
	WEPCo Environmental Trust Finance LLC
801,300	Series 2021-1, Class A, 1.578%, 12/15/2035	707,919
		117,919,420
	TOTAL ASSET-BACKED SECURITIES
	(Cost $372,147,935)	376,300,867
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.4%
	AGENCY — 10.0%
	Federal Home Loan Mortgage Corp.
784,000	Series K068, Class A2, 3.244%, 8/25/2027	772,474
1,135,000	Series K072, Class A2, 3.444%, 12/25/2027	1,118,311
3,064,000	Series K073, Class A2, 3.350%, 1/25/2028	3,018,935
1,691,000	Series K076, Class A2, 3.900%, 4/25/2028	1,683,030
377,000	Series K077, Class A2, 3.850%, 5/25/2028(b)	375,222
3,220,000	Series K079, Class A2, 3.926%, 6/25/2028	3,204,819
2,683,000	Series K080, Class A2, 3.926%, 7/25/2028(b)	2,670,355
7,407,000	Series K081, Class A2, 3.900%, 8/25/2028(b)	7,372,086
5,016,000	Series K082, Class A2, 3.920%, 9/25/2028(b)	4,992,356
2,785,000	Series K083, Class A2, 4.050%, 9/25/2028(b)	2,771,873
7,311,000	Series K084, Class A2, 3.780%, 10/25/2028(b)	7,239,985
2,867,000	Series K085, Class A2, 4.060%, 10/25/2028(b)	2,853,489
3,232,000	Series K089, Class A2, 3.563%, 1/25/2029	3,184,432
509,000	Series K088, Class A2, 3.690%, 1/25/2029	501,508
5,136,000	Series K090, Class A2, 3.422%, 2/25/2029	5,009,022
2,866,000	Series K091, Class A2, 3.505%, 3/25/2029	2,823,803
669,000	Series K092, Class A2, 3.298%, 4/25/2029	649,110
555,929	Series K093, Class A2, 2.982%, 5/25/2029	536,618
10,160,420	Series K095, Class A2, 2.785%, 6/25/2029	9,705,817
10,437,000	Series K094, Class A2, 2.903%, 6/25/2029	9,966,704
5,934,750	Series K097, Class A2, 2.508%, 7/25/2029	5,609,806
13,412,000	Series K096, Class A2, 2.519%, 7/25/2029	12,677,684
2,622,000	Series K099, Class A2, 2.595%, 9/25/2029	2,478,428
6,883,000	Series K101, Class A2, 2.524%, 10/25/2029	6,437,236
4,314,000	Series K102, Class A2, 2.537%, 10/25/2029	4,034,617
6,001,000	Series K103, Class A2, 2.651%, 11/25/2029	5,672,355
894,000	Series K107, Class A2, 1.639%, 1/25/2030	800,325
449,000	Series K105, Class A2, 1.872%, 1/25/2030	406,443
1,718,000	Series K106, Class A2, 2.069%, 1/25/2030	1,572,347
2,381,000	Series K104, Class A2, 2.253%, 1/25/2030	2,202,967
1,265,000	Series K108, Class A2, 1.517%, 3/25/2030	1,132,443
8,157,000	Series K751, Class A2, 4.412%, 3/25/2030	8,220,176

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY (Continued)
$1,920,000	Series K109, Class A2, 1.558%, 4/25/2030	$1,718,794
2,981,000	Series K151, Class A3, 3.511%, 4/25/2030	2,892,543
258,000	Series K111, Class A2, 1.350%, 5/25/2030	225,800
1,407,000	Series K114, Class A2, 1.366%, 6/25/2030	1,231,382
564,000	Series K116, Class A2, 1.378%, 7/25/2030	493,600
2,774,000	Series K752, Class A2, 4.284%, 7/25/2030	2,779,650
9,296,000	Series K117, Class A2, 1.406%, 8/25/2030	8,089,082
2,108,000	Series K120, Class A2, 1.500%, 10/25/2030	1,844,831
11,142,000	Series K754, Class A2, 4.940%, 11/25/2030(b)	11,470,961
	Freddie Mac Multifamily Structured Pass-Through Certificates
2,550,000	Series K100, Class A2, 2.673%, 9/25/2029	2,410,362
695,000	Series K110, Class A2, 1.477%, 4/25/2030	615,218
1,000,000	Series K113, Class A2, 1.341%, 6/25/2030	875,189
1,978,000	Series K115, Class A2, 1.383%, 6/25/2030	1,731,106
		158,073,294
	AGENCY STRIPPED — 0.1%
	Government National Mortgage Association
1,259,151	Series 2015-19, Class IO, 0.293%, 1/16/2057(b)	16,393
723,457	Series 2015-7, Class IO, 0.488%, 1/16/2057(b)	14,027
1,967,178	Series 2020-43, Class IO, 1.262%, 11/16/2061(b)	141,236
2,671,656	Series 2020-71, Class IO, 1.101%, 1/16/2062(b)	172,182
5,017,659	Series 2020-75, Class IO, 0.870%, 2/16/2062(b)	277,418
3,321,290	Series 2020-42, Class IO, 0.938%, 3/16/2062(b)	191,789
		813,045
	NON-AGENCY — 5.3%
6,960,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class A5, 2.756%, 5/15/2053(a)	6,413,453
	Arbor Realty Commercial Real Estate Notes Ltd.
1,973,059	Series 2022-FL1, Class A, 5.754% (30-Day SOFR Average+145 basis points), 1/15/2037(a),(b)	1,973,059
	BBCMS Mortgage Trust 2025-5C34
1,000,000	Series 2025-5C34, Class A3, 5.659%, 5/15/2058	1,039,295
	BBCMS Trust
445,771	Series 2015-SRCH, Class A1, 3.312%, 8/10/2035(a)	436,315
2,591,000	Benchmark Mortgage Trust Series 2024-V11, Class A3, 5.909%, 11/15/2057(b)	2,712,316
	BMO Mortgage Trust
2,581,000	Series 2024-5C7, Class A3, 5.566%, 11/15/2057(b)	2,659,087
1,258,000	Series 2024-5C8, Class A3, 5.625%, 12/15/2057(b)	1,301,166
	BX Commercial Mortgage Trust

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$1,366,048	Series 2021-VOLT, Class E, 6.426% (1-Month Term SOFR+211.448 basis points), 9/15/2036(a),(b)	$1,359,644
2,246,713	Series 2021-VOLT, Class F, 6.826% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	2,236,179
	BX Trust
5,125,000	Series 2019-OC11, Class A, 3.202%, 12/9/2041(a)	4,780,330
	BXMT Ltd.
1,824,156	Series 2021-FL4, Class A, 5.478% (1-Month Term SOFR+116.448 basis points), 5/15/2038(a),(b)	1,808,122
	CHI Commercial Mortgage Trust
7,209,000	Series 2025-SFT, Class A, 5.665%, 4/15/2042(a),(b)	7,359,027
	Greystone CRE Notes Ltd.
1,383,081	Series 2021-FL3, Class A, 5.446% (1-Month Term SOFR+113.448 basis points), 7/15/2039(a),(b)	1,382,217
	Hudson Yards Mortgage Trust
1,100,000	Series 2025-SPRL, Class A, 5.649%, 1/13/2040(a),(b)	1,133,398
	JPMBB Commercial Mortgage Securities Trust
156,558	Series 2015-C31, Class A3, 3.802%, 8/15/2048	155,969
	Manhattan West Mortgage Trust
4,991,000	Series 2020-1MW, Class A, 2.130%, 9/10/2039(a)	4,716,573
	MF1 Ltd.
1,094,962	Series 2021-FL7, Class A, 5.509% (1-Month Term SOFR+119.448 basis points), 10/16/2036(a),(b)	1,093,552
	Progress Residential Trust
1,848,000	Series 2024-SFR5, Class A, 3.000%, 8/9/2029(a)	1,739,586
2,751,000	Series 2025-SFR3, Class A, 3.390%, 7/17/2030(a)	2,585,394
1,413,681	Series 2021-SFR11, Class A, 2.283%, 1/17/2039(a)	1,324,889
3,854,329	Series 2021-SFR10, Class A, 2.393%, 12/17/2040(a)	3,659,691
2,114,758	Series 2024-SFR3, Class A, 3.000%, 6/17/2041(a)	1,995,807
9,788,918	Series 2024-SFR4, Class A, 3.100%, 7/17/2041(a)	9,262,173
7,342,000	Series 2025-SFR2, Class A, 3.305%, 4/17/2042(a)	6,953,182
	ROCK Trust 2024-CNTR
4,311,000	Series 2024-CNTR, Class A, 5.388%, 11/13/2041(a)	4,388,856
	SLG Office Trust
5,585,000	Series 2021-OVA, Class A, 2.585%, 7/15/2041(a)	4,887,722
	TRTX Issuer Ltd.
2,082,081	Series 2022-FL5, Class A, 5.964% (1-Month Term SOFR+165 basis points), 2/15/2039(a),(b)	2,081,355

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY (Continued)
$1,900,000	WHARF Commercial Mortgage Trust 2025-DC Series 2025-DC, Class A, 5.350%, 7/15/2040(a),(b)	$1,943,141
		83,381,498
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $236,597,941)	242,267,837
	CORPORATE BANK DEBT — 0.3%
	Capstone Acquisition Holdings, Inc. Term Loan
1,832,944	8.927% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e)	1,843,128
	JC Penney Corp., Inc.
471,014	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(f)	47
	Lealand Finance Company B.V. Senior Exit LC
373,377	5.250%, 6/30/2027(b),(c),(d),(e),(g)	(56,006)
	McDermott Technology Americas, Inc.
13,427	8.441% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(g),(h),(i)	5,908
	WH Borrower LLC
2,790,000	9.079% (3-Month Term SOFR+475 basis points), 2/20/2032(b),(c),(e)	2,780,709
	TOTAL CORPORATE BANK DEBT
	(Cost $4,605,689)	4,573,786
	CORPORATE BONDS — 3.5%
	COMMUNICATIONS — 0.8%
2,633,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.375%, 9/1/2029(a)	2,685,660
1,119,000	Consolidated Communications, Inc. 6.500%, 10/1/2028(a)	1,140,261
2,000,000	DISH Network Corp. 11.750%, 11/15/2027(a)	2,052,000
1,666,667	EchoStar Corp. 3.875%, 11/30/2030(g)	1,962,500
	Frontier Communications Holdings LLC
3,066,000	5.875%, 10/15/2027(a)	3,061,861
1,636,000	6.000%, 1/15/2030(a)	1,652,360
		12,554,642
	CONSUMER DISCRETIONARY — 0.3%
	Air Canada Pass-Through Trust
1,676,674	Series 2017-1, Class AA, 3.300%, 7/15/2031(a)	1,555,627
1,792,000	Evergreen Acqco 1 LP / TVI, Inc. 9.750%, 4/26/2028(a)	1,874,432
979,000	VT Topco, Inc. 8.500%, 8/15/2030(a)	1,040,716
		4,470,775

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS — 2.1%
$3,644,000	Apollo Debt Solutions BDC Senior Notes 8.620%, 9/28/2028(d),(e)	$3,644,000
	Blue Owl Credit Income Corp.
5,727,000	7.950%, 6/13/2028	6,118,438
5,000,000	Hlend Senior Notes 8.170%, 3/15/2028(d),(e)	5,000,000
	HPS Corporate Lending Fund
2,981,000	6.750%, 1/30/2029	3,078,234
10,563,000	Midcap Financial Issuer Trust 6.500%, 5/1/2028(a)	10,430,962
	Oaktree Strategic Credit Fund
4,032,000	8.400%, 11/14/2028	4,348,464
1,557,000	OCREDIT BDC Senior Notes 7.770%, 3/7/2029(d),(e)	1,557,000
		34,177,098
	HEALTH CARE — 0.3%
4,410,000	Heartland Dental LLC/Heartland Dental Finance Corp. 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(e)	4,654,567
	TOTAL CORPORATE BONDS
	(Cost $53,590,575)	55,857,082
	RESIDENTIAL MORTGAGE-BACKED SECURITIES — 31.6%
	AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.0%
	Federal National Mortgage Association
48,169	Series 2012-144, Class PD, 3.500%, 4/25/2042	47,196
	Freddie Mac REMICS
90,139	Series 4162, Class P, 3.000%, 2/15/2033	87,616
		134,812
	AGENCY POOL ADJUSTABLE RATE — 1.3%
	Fannie Mae Pool
328,803	1.727% (30-Day SOFR Average+211 basis points), 7/1/2051(b)	295,682
2,777,106	1.969% (30-Day SOFR Average+207 basis points), 8/1/2051(b)	2,518,156
225,110	1.607% (30-Day SOFR Average+209.4 basis points), 9/1/2051(b)	201,159
1,452,451	1.951% (30-Day SOFR Average+212 basis points), 1/1/2052(b)	1,308,843
2,547,075	1.889% (30-Day SOFR Average+233.3 basis points), 4/1/2052(b)	2,288,863
	Freddie Mac Non Gold Pool
961,222	1.662% (30-Day SOFR Average+213 basis points), 9/1/2051(b)	859,961
1,243,905	2.556% (30-Day SOFR Average+213 basis points), 3/1/2052(b)	1,136,326
873,879	2.547% (30-Day SOFR Average+214 basis points), 5/1/2052(b)	799,295
8,944,035	2.157% (30-Day SOFR Average+217.8 basis points), 7/1/2052(b)	8,061,951
1,154,427	3.315% (30-Day SOFR Average+222 basis points), 11/1/2052(b)	1,087,422
1,290,919	2.163% (30-Day SOFR Average+217.9 basis points), 5/1/2053(b)	1,163,831
		19,721,489

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE — 22.7%
	Fannie Mae Pool
$7,361,673	1.500%, 12/1/2035	$6,602,083
1,921,647	1.500%, 12/1/2035	1,723,368
926,140	1.500%, 3/1/2036	826,817
2,474,035	1.000%, 4/1/2036	2,140,540
595,179	1.500%, 4/1/2036	531,350
2,424,676	1.500%, 4/1/2036	2,164,644
1,766,364	1.500%, 5/1/2036	1,574,172
3,882,915	1.500%, 6/1/2036	3,460,428
844,762	1.500%, 6/1/2036	752,846
1,499,593	1.500%, 7/1/2036	1,336,427
10,662,245	1.500%, 8/1/2036	9,518,781
770,310	1.500%, 8/1/2036	686,013
3,961,868	1.000%, 9/1/2036	3,413,279
1,327,939	1.500%, 9/1/2036	1,182,620
3,197,129	1.500%, 10/1/2036	2,845,264
2,454,424	1.000%, 11/1/2036	2,107,199
14,114,353	1.000%, 12/1/2036	12,117,823
17,465,656	1.000%, 3/1/2037	14,995,070
9,076,946	1.500%, 3/1/2037	8,089,313
6,842,738	1.500%, 8/1/2037	6,089,649
1,746,571	2.000%, 6/1/2040	1,511,788
649,885	2.000%, 9/1/2040	561,561
703,642	2.000%, 10/1/2040	607,697
445,048	1.500%, 11/1/2040	370,984
3,842,462	2.000%, 11/1/2040	3,316,502
2,113,117	1.500%, 12/1/2040	1,760,011
2,679,217	2.000%, 12/1/2040	2,310,828
799,311	1.500%, 1/1/2041	665,218
2,882,699	1.500%, 2/1/2041	2,397,130
7,561,556	1.500%, 3/1/2041	6,283,451
282,683	1.500%, 4/1/2041	234,746
6,617,945	1.500%, 5/1/2041	5,487,362
1,622,105	2.500%, 5/1/2041	1,441,342
7,352,069	1.500%, 7/1/2041	6,083,918
981,438	2.000%, 7/1/2041	841,763
9,170,586	2.000%, 9/1/2041	7,913,085
7,423,406	1.500%, 10/1/2041	6,128,195
15,803,573	1.500%, 11/1/2041	13,037,044
3,172,867	1.500%, 11/1/2041	2,617,347
2,683,073	1.500%, 12/1/2041	2,211,645
13,398,068	1.500%, 1/1/2042	11,033,627
1,564,553	1.500%, 1/1/2042	1,279,880

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$2,885,576	1.500%, 2/1/2042	$2,397,408
894,450	1.500%, 3/1/2042	738,358
2,846,431	1.500%, 3/1/2042	2,366,951
5,082,551	1.500%, 3/1/2042	4,202,693
7,551,335	1.500%, 3/1/2042	6,244,672
4,969,705	1.500%, 3/1/2042	4,096,114
9,255,328	1.500%, 3/1/2042	7,639,343
2,305,449	2.000%, 8/1/2042	1,974,057
7,754,343	2.000%, 8/1/2042	6,614,768
3,257,213	3.500%, 4/1/2044	3,042,977
5,154,117	4.000%, 6/1/2045	4,984,842
1,109,850	4.000%, 7/1/2046	1,072,690
726,430	4.000%, 7/1/2046	693,402
1,263,866	4.000%, 10/1/2046	1,221,428
700,226	4.000%, 10/1/2046	677,248
1,056,833	4.000%, 3/1/2048	1,019,488
	Freddie Mac Pool
9,804,496	1.500%, 11/1/2035	8,792,852
941,412	1.500%, 11/1/2035	844,276
3,516,294	1.500%, 1/1/2036	3,136,027
450,346	1.500%, 4/1/2036	402,049
1,275,135	1.000%, 5/1/2036	1,102,163
743,749	1.500%, 5/1/2036	662,824
1,788,212	1.500%, 6/1/2036	1,589,731
881,692	1.000%, 7/1/2036	759,546
3,154,186	1.500%, 8/1/2036	2,809,018
1,273,805	1.000%, 10/1/2036	1,100,852
2,343,956	1.500%, 10/1/2036	2,085,988
9,096,955	1.500%, 10/1/2036	8,121,359
699,784	1.500%, 11/1/2036	624,736
2,765,567	2.000%, 6/1/2040	2,394,013
612,706	2.000%, 8/1/2040	529,689
378,118	4.000%, 10/1/2040	366,040
10,827,416	1.500%, 11/1/2040	9,025,879
343,718	4.000%, 11/1/2040	332,883
789,796	2.000%, 12/1/2040	680,674
522,501	1.500%, 2/1/2041	435,197
6,799,337	1.500%, 2/1/2041	5,653,503
4,556,251	1.500%, 3/1/2041	3,785,644
17,872,886	1.500%, 3/1/2041	14,849,105
3,663,247	1.500%, 4/1/2041	3,041,212
16,278,487	1.500%, 5/1/2041	13,505,831
12,789,082	1.500%, 6/1/2041	10,601,204

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	AGENCY POOL FIXED RATE (Continued)
$7,672,651	1.500%, 7/1/2041	$6,353,445
7,760,226	1.500%, 8/1/2041	6,420,236
1,053,503	2.000%, 8/1/2041	903,097
4,939,362	1.500%, 9/1/2041	4,083,576
3,384,145	1.500%, 10/1/2041	2,793,717
552,874	1.500%, 11/1/2041	458,642
2,735,471	1.500%, 11/1/2041	2,256,639
8,530,116	1.500%, 12/1/2041	7,032,543
4,707,600	1.500%, 12/1/2041	3,911,395
684,014	1.500%, 1/1/2042	566,030
6,330,066	1.500%, 1/1/2042	5,230,143
5,011,090	1.500%, 4/1/2042	4,166,956
4,154,419	2.000%, 5/1/2042	3,557,082
2,805,371	2.000%, 8/1/2042	2,399,034
2,872,857	2.000%, 8/1/2042	2,463,102
		359,067,181
	AGENCY STRIPPED — 0.0%
	Fannie Mae Interest Strip
31,780	Series 284, Class 1, 0.000%, 7/25/2027	30,432

	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 7.6%
	GS Mortgage-Backed Securities Trust
1,483,059	Series 2021-PJ4, Class A8, 2.500%, 9/25/2051(a),(b)	1,322,688
5,659,874	Series 2021-PJ5, Class A8, 2.500%, 10/25/2051(a),(b)	5,047,069
5,618,578	Series 2021-PJ6, Class A8, 2.500%, 11/25/2051(a),(b)	4,998,671
3,990,562	Series 2021-PJ7, Class A8, 2.500%, 1/25/2052(a),(b)	3,544,197
1,767,166	Series 2021-PJ10, Class A8, 2.500%, 3/25/2052(a),(b)	1,566,328
942,152	Series 2022-PJ1, Class A8, 2.500%, 5/28/2052(a),(b)	832,290
6,332,703	Series 2022-PJ2, Class A24, 3.000%, 6/25/2052(a),(b)	5,738,883
1,784,887	Series 2022-PJ3, Class A22, 2.500%, 8/25/2052(a),(b)	1,578,588
892,069	Series 2022-PJ3, Class A24, 3.000%, 8/25/2052(a),(b)	807,291
5,768,455	Series 2022-PJ4, Class A22, 2.500%, 9/25/2052(a),(b)	5,094,178
1,082,386	Series 2022-PJ4, Class A24, 3.000%, 9/25/2052(a),(b)	978,320
13,329,081	Series 2022-PJ5, Class A22, 2.500%, 10/25/2052(a),(b)	11,726,111
8,542,991	Series 2022-PJ6, Class A15, 2.500%, 1/25/2053(a),(b)	7,520,149
	J.P. Morgan Mortgage Trust
678,473	Series 2021-6, Class A4, 2.500%, 10/25/2051(a),(b)	606,420
3,383,918	Series 2021-7, Class A4, 2.500%, 11/25/2051(a),(b)	3,020,755
2,188,037	Series 2021-10, Class A4A, 2.000%, 12/25/2051(a),(b)	1,901,550
6,309,093	Series 2021-10, Class A4, 2.500%, 12/25/2051(a),(b)	5,608,008
2,069,732	Series 2021-8, Class A4, 2.500%, 12/25/2051(a),(b)	1,847,048
7,265,095	Series 2021-11, Class A4, 2.500%, 1/25/2052(a),(b)	6,473,000

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount		Value
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
	NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION (Continued)
$10,114,391	Series 2021-13, Class A4, 2.500%, 4/25/2052(a),(b)	$9,025,684
558,775	Series 2021-15, Class A4, 2.500%, 6/25/2052(a),(b)	495,775
12,559,063	Series 2022-1, Class A4, 2.500%, 7/25/2052(a),(b)	11,119,626
487,823	Series 2022-3, Class A4A, 2.500%, 8/25/2052(a),(b)	431,283
950,807	Series 2022-4, Class A4, 3.000%, 10/25/2052(a),(b)	860,505
4,306,862	Series 2024-3, Class A4, 3.000%, 5/25/2054(a),(b)	3,891,576
4,658,000	Series 2025-1, Class A4, 3.700%, 1/25/2063(a),(b)	4,356,906
	Pretium Mortgage Credit Partners LLC
965,794	Series 2024-RPL1, Class A1, 3.900%, 10/25/2063(a),(b)	918,663
	Sequoia Mortgage Trust
1,927,988	Series 2021-4, Class A4, 2.500%, 6/25/2051(a),(b)	1,716,741
1,036,529	Series 2021-5, Class A4, 2.500%, 7/25/2051(a),(b)	923,080
3,688,244	Series 2021-9, Class A4, 2.500%, 1/25/2052(a),(b)	3,262,304
8,715,264	Series 2025-S1, Class A4, 2.500%, 9/25/2054(a),(b)	7,640,270
	Towd Point Mortgage Trust
152,010	Series 2018-2, Class A1, 3.250%, 3/25/2058(a),(b)	149,640
3,665,920	Series 2019-4, Class A1, 2.900%, 10/25/2059(a),(b)	3,524,867
590,289	Series 2020-4, Class A1, 1.750%, 10/25/2060(a)	534,315
1,559,759	Series 2023-1, Class A1, 3.750%, 1/25/2063(a)	1,500,643
		120,563,422
	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
	(Cost $489,916,446)	499,517,336

	U.S. TREASURY NOTES & BONDS — 19.6%
	U.S. Treasury Note
12,819,000	3.500%, 9/30/2029	12,688,377
19,610,000	4.125%, 10/31/2029	19,890,095
39,810,000	4.125%, 11/30/2029	40,391,708
186,661,000	4.375%, 12/31/2029	191,268,559
14,816,000	4.250%, 1/31/2030	15,107,743
2,856,000	4.000%, 2/28/2030	2,883,670
15,200,000	4.000%, 3/31/2030	15,339,740
10,896,000	4.625%, 9/30/2030	11,303,002
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $300,445,132)	308,872,894
	TOTAL BONDS & DEBENTURES
	(Cost $1,457,303,718)	1,487,389,802

Number of Shares
COMMON STOCKS — 0.2%
REAL ESTATE SERVICES — 0.1%
58,520	Copper Property CTL Pass Through Trust(e)	725,063

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE — 0.0%
11,258	Windstream Holdings, Inc.(d)	$191,386
	TRANSPORTATION & LOGISTICS — 0.1%
75,292	PHI Group, Inc.(d),(e)	1,844,654
	TOTAL COMMON STOCKS
	(Cost $1,928,416)	2,761,103
	SHORT-TERM INVESTMENTS — 5.4%
	MONEY MARKET INVESTMENTS — 0.9%
14,103,004	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.16%(j)	14,103,004

Principal Amount
	TREASURY BILLS — 4.5%
$71,765,999	U.S. Treasury Bill, 4.22%, 7/3/2025(k)	71,749,761
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $85,852,765)	85,852,765

	TOTAL INVESTMENTS — 99.8%
	(Cost $1,545,084,899)	1,576,003,670
	Other Assets in Excess of Liabilities — 0.2%	2,656,682
	TOTAL NET ASSETS — 100.0%	$1,578,660,352

BDC – Business Development Company

IO – Interest Only

LLC – Limited Liability Company

LP – Limited Partnership

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $513,200,108, which represents 32.51% of Net Assets.
(b)	Variable or floating rate security.
(c)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(d)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

FPA Flexible Fixed Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

(e)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees. The total value of these securities is $21,999,070, which represents 1.39% of Net Assets.
(f)	Security is in default.
(g)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(h)	As of June 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied. See Note 7 of the Notes to Financial Statements for further information on these commitments and contingencies.
(i)	All or a portion of the loan is unfunded.
(j)	The rate is the annualized seven-day yield at period end.
(k)	Treasury bill discount rate.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $1,545,084,899)	$1,576,003,670
Receivables:
Investment securities sold	256,413
Fund shares sold	767,301
Dividends and interest	5,929,487
Prepaid expenses	116,560
Total assets	1,583,073,431

Liabilities:
Payables:
Investment securities purchased	2,443,949
Fund shares redeemed	1,170,709
Advisory fees	554,250
Shareholder servicing fees (Note 6)	137,167
Fund services fees	68,867
Legal fees	13,199
Auditing fees	7,511
Trustees' deferred compensation (Note 3)	7,510
Shareholder reporting fees	2,033
Trustees' fees and expenses	1,935
Chief Compliance Officer fees	1,220
Accrued other expenses	4,729
Total liabilities	4,413,079
Commitments and contingencies (Notes 3 and 8)
Net Assets	$1,578,660,352

Components of Net Assets:
Capital Stock (no par value with an unlimited number of shares authorized)	$1,556,161,090
Total distributable earnings (accumulated deficit)	22,499,262
Net Assets	$1,578,660,352

Maximum Offering Price per Share:
Institutional Class Shares:
Net assets applicable to shares outstanding	$1,497,191,871
Shares of beneficial interest issued and outstanding	145,484,518
Redemption price per share	$10.29

Advisor Class Shares:
Net assets applicable to shares outstanding	$81,468,481
Shares of beneficial interest issued and outstanding	7,922,739
Redemption price per share	$10.28

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment income:
Interest	$36,479,902
Dividends	136,657
Total investment income	36,616,559

Expenses:
Advisory fees	3,649,942
Shareholder servicing fees - Institutional Class (Note 6)	557,624
Shareholder servicing fees - Advisor Class (Note 6)	23,967
Fund services fees	253,790
Registration fees	67,882
Shareholder reporting fees	41,275
Trustees' fees and expenses	27,160
Legal fees	16,690
Insurance fees	8,955
Auditing fees	8,010
Miscellaneous	4,784
Chief Compliance Officer fees	1,187
Total expenses	4,661,266
Advisory fees waived	(598,244)
Net expenses	4,063,022
Net investment income (loss)	32,553,537

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(3,690,802)
Total realized gain (loss)	(3,690,802)
Net change in unrealized appreciation (depreciation) on:
Investments	31,566,939
Net change in unrealized appreciation (depreciation)	31,566,939
Net realized and unrealized gain (loss)	27,876,137

Net Increase (Decrease) in Net Assets from Operations	$60,429,674

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$32,553,537	$57,167,257
Total realized gain (loss) on investments	(3,690,802)	305,556
Net change in unrealized appreciation (depreciation) on investments	31,566,939	566,008
Net increase (decrease) in net assets resulting from operations	60,429,674	58,038,821

Distributions to Shareholders:
Distributions:
Institutional Class	(28,243,945)	(53,343,853)
Advisor Class	(1,456,523)	(2,840,087)
Total distributions to shareholders	(29,700,468)	(56,183,940)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	395,361,314	516,543,240
Advisor Class	30,468,724	34,149,517
Reinvestment of distributions:
Institutional Class	22,871,320	43,651,502
Advisor Class	578,337	1,004,808
Cost of shares redeemed:
Institutional Class	(200,433,689)	(220,696,475)
Advisor Class	(16,054,019)	(19,113,261)
Net increase (decrease) in net assets from capital transactions	232,791,987	355,539,331

Total increase (decrease) in net assets	263,521,193	357,394,212

Net Assets:
Beginning of period	1,315,139,159	957,744,947
End of period	$1,578,660,352	$1,315,139,159

Capital Share Transactions:
Shares sold:
Institutional Class	38,913,087	51,032,150
Advisor Class	2,988,825	3,371,824
Shares reinvested:
Institutional Class	2,244,893	4,327,415
Advisor Class	56,775	99,631
Shares redeemed:
Institutional Class	(19,734,148)	(21,836,219)
Advisor Class	(1,581,476)	(1,885,848)
Net increase (decrease) in capital share transactions	22,887,956	35,108,953

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,
	(Unaudited)	2024	2023	2022[1]	2021[1]	2020[1]
Net asset value, beginning of period	$10.08	$10.04	$9.68	$10.24	$10.29	$10.13
Income from Investment Operations:
Net investment income (loss)[2]	0.23	0.50	0.50	0.29	0.20	0.27
Net realized and unrealized gain (loss)	0.19	0.02	0.34	(0.57)	(0.02)	0.20
Total from investment operations	0.42	0.52	0.84	(0.28)	0.18	0.47

Less Distributions:
From net investment income	(0.21)	(0.48)	(0.48)	(0.28)	(0.20)	(0.27)
From net realized gain	-	-	-	-	(0.03)	(0.04)
Total distributions	(0.21)	(0.48)	(0.48)	(0.28)	(0.23)	(0.31)
Net asset value, end of period	$10.29	$10.08	$10.04	$9.68	$10.24	$10.29

Total return[3]	4.16%	5.29%	9.02%	(2.82)%	1.77%	4.70%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,497,192	$1,250,081	$908,830	$684,315	$666,786	$332,377

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.64%[4]	0.62%	0.63%	0.67%	0.71%	0.77%
After fees waived and expenses absorbed	0.55%[4]	0.55%[5]	0.54%[6]	0.51%	0.49%	0.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	4.38%[4]	4.83%	4.97%	2.75%	1.69%	2.25%
After fees waived and expenses absorbed	4.47%[4]	4.90%	5.06%	2.91%	1.91%	2.63%

Portfolio turnover rate	13%[7]	58%	55%	31%	35%	39%

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	Based on average shares outstanding for the period.
[3]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[4]	Annualized.
[5]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.554% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.55%.
[6]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.55% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.52%.
[7]	Not annualized.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2025	For the Year Ended December 31,			For the Period Ended December 31
	(Unaudited)	2024	2023	2022[1]	2021[1,2]
Net asset value, beginning of period	$10.07	$10.04	$9.68	$10.24	$10.32
Income from Investment Operations:
Net investment income (loss) [3]	0.22	0.49	0.49	0.34	0.13
Net realized and unrealized gain (loss)	0.20	0.02	0.34	(0.63)	(0.05)
Total from investment operations	0.42	0.51	0.83	(0.29)	0.08

Less Distributions:
From net investment income	(0.21)	(0.48)	(0.47)	(0.27)	(0.13)
From net realized gain	-	-	-	-	(0.03)
Total distributions	(0.21)	(0.48)	(0.47)	(0.27)	(0.16)
Net asset value, end of period	$10.28	$10.07	$10.04	$9.68	$10.24

Total return[4]	4.17%	5.16%	8.86%	(2.79)%	0.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$81,468	$65,058	$48,915	$1,083	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.63%[5]	0.65%	0.68%	0.70%	3.06%[5]
After fees waived and expenses absorbed	0.60%[5]	0.60%[6]	0.59%[7]	0.56%	0.59%[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	4.39%[5]	4.80%	4.93%	3.32%	(0.69)%[5]
After fees waived and expenses absorbed	4.42%[5]	4.85%	5.02%	3.45%	1.79%[5]

Portfolio turnover rate	13%[8]	58%	55%	31%	35%[5]

[1]	Audits performed for the fiscal years indicated by the Fund's previous auditor, Ernst & Young LLP.
[2]	The Advisor Class commenced operations on April 16, 2021. The data shown reflects operations for the period April 16, 2021 to December 31, 2021.
[3]	Based on average shares outstanding for the period.
[4]	Return is based on net asset value per share, adjusted for reinvestment of distributions, and does not reflect deduction of the sales charge.
[5]	Annualized.
[6]	Effective May 1, 2024, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.604% of the average daily net assets. Prior to May 1, 2024, the limit of the annual operating expenses was 0.60%.
[7]	Effective May 1, 2023, the Adviser contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of the average daily net assets. Prior to May 1, 2023, the limit of the annual operating expenses was 0.57%.
[8]	Not annualized.

See accompanying Notes to Financial Statements.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

Note 1 – Organization

FPA Flexible Fixed Income Fund (the “Fund”), is a diversified series of Investment Managers Series Trust III (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term total return, which includes income and capital appreciation, while considering capital preservation. First Pacific Advisors, LP (the "Adviser") has served as the Fund's investment adviser since December 31, 2018.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

(c) Mortgage-Backed Securities

The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(d) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Stripped Mortgage-Backed Interest Only (“I/O”) and Principal Only (“P/O”) Securities

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest payments on the underlying mortgages (the I/O class), while the other class will receive all of the principal payments (the P/O class). The Fund currently has investments in I/O securities. The yield to maturity on I/Os is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield-to-maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in I/Os.

(f) Credit Risk

Debt securities are subject to credit risk, meaning that the issuer of the debt security may default or fail to make timely payments of principal or interest. The values of any of the Fund's investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which the Fund may invest are considered speculative and are generally subject to greater volatility and risk of loss than investment grade securities, particularly in deteriorating economic conditions. The Fund invests a significant portion of its assets in securities of issuers that hold mortgage-and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain securities held by the Fund.

(g) Currency Translation

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

(i) Use of Estimates

The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2025, and during the prior three open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(k) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Adviser at the annual rate of 0.50% of the Fund’s average daily net assets. In addition, the Adviser has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, redemption liquidity service expenses, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business) do not exceed 0.604% and 0.554% of the Fund’s average daily net assets for the one-year period ending June 30, 2026, for the Advisor Class and Institutional Class, respectively.

For the six months ended June 30, 2025, the Adviser waived a portion of its advisory fees totaling $ 598,244 for the Fund. Any expenses reimbursed to the Fund by the Adviser during any of the previous 36 months may be recouped by the Adviser, provided the Fund’s Total Annual Fund Operating Expenses do not exceed 0.64% of the average net assets of the Fund attributable to the Institutional Class and 0.74% of the average net assets of the Fund attributable to the Advisor Class for any subsequent calendar year, regardless of whether there is a then-effective higher expense limit. This agreement may only be terminated earlier by the Fund’s Board of Trustees or upon termination of the Advisory Agreement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Adviser may recapture all or a portion of this amount no later than dates stated below:

December 31, 2025	$678,771
December 31, 2026	774,947
December 31, 2027	802,310
December 31, 2028	598,244
Total	$2,854,272

UMB Fund Services, Inc. ("UMBFS") serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2025, are reported as fund services fees on the Statement of Operations.

Distribution Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Adviser pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS, MFAC or the Adviser. The Fund does not compensate trustees and officers affiliated with the Fund’s Adviser or co-administrators. For the six months ended June 30, 2025, the Fund’s allocated fees incurred to Trustees of the Trust who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (collectively, the “Independent Trustees”) are reported on the Statement of Operations.

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to defer some or all of their fees. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. A Trustee’s deferred fees are deemed to be invested in designated mutual funds available under the Plan. The Fund's liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2025 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At June 30, 2025, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,545,085,549

Gross unrealized appreciation	$33,978,726
Gross unrealized depreciation	(3,060,605)

Net unrealized appreciation/(depreciation)	$30,918,121

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Investment Transactions

For the six months ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were $405,460,575 and $175,550,065, respectively.

Note 6 – Shareholder Servicing Plan

Pursuant to the Shareholder Service Plan adopted by the Board, on behalf of the Fund, the Fund may pay a fee at an annual rate of up to 0.10% and 0.15% of its average daily net assets attributable to Institutional Class and Advisor Class shares of the Fund, respectively. The Fund does not pay these service fees on shares purchased directly. In addition, the Adviser may, at its own expense, pay financial representatives and/or shareholder servicing agents for these services. For the six months ended June 30, 2025, shareholder servicing fees incurred were $557,624 and $23,967 for Institutional Class and Advisor Class shares, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 – Commitments and Contingencies

The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2025, the total unfunded amount was 0.02% of the Fund’s net assets.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

As of June 30, 2025, the Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)	Unfunded Commitment
Lealand Finance Super Senior Exit LC	$373,377	$(520)	$(56,006)	$(56,526)	$373,377

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Auto	-	$65,855,959	-	$65,855,959
Collateralized Loan Obligation	-	52,728,267	-	52,728,267
Equipment	-	139,797,221	-	139,797,221
Other	-	117,919,420	-	117,919,420
Commercial Mortgage-Backed Securities
Agency	-	158,073,294	-	158,073,294
Agency Stripped	-	813,045	-	813,045
Non-Agency	-	83,225,529	155,969	83,381,498
Corporate Bank Debt	-	2,780,709	1,793,077	4,573,786
Corporate Bonds
Communications	-	12,554,642	-	12,554,642
Consumer Discretionary	-	4,470,775	-	4,470,775
Financials	-	23,976,098	10,201,000	34,177,098
Health Care	-	4,654,567	-	4,654,567
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	-	134,812	-	134,812
Agency Pool Adjustable Rate	-	19,721,489	-	19,721,489
Agency Pool Fixed Rate	-	359,067,181	-	359,067,181
Agency Stripped	-	30,432	-	30,432
Non-Agency Collateralized	-	120,563,422	-	120,563,422
U.S. Treasury Notes & Bonds	-	308,872,894	-	308,872,894
Common Stocks
Real Estate Services	725,063	-	-	725,063
Software	-	-	191,386	191,386
Transportation & Logistics	-	-	1,844,654	1,844,654
Short-Term Investments	14,103,004	71,749,761	-	85,852,765
	$14,828,067	$1,546,989,517	$14,186,086	$1,576,003,670

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Beginning value at December 31, 2024	Transfers In/(out) of Level 3 during the period	Total Realized gain/loss	Total Change in unrealized appreciation/depreciation	Amortization of Discount (Amortization of Premium)	Net Purchases	Net Sales	Ending Value at June 30, 2025
Commercial Mortgage Backed Securities	$-	$155,969	$-	$-	$-	$-	$-	$155,969
Common Stocks	1,725,371	-	-	310,669	-	-	-	2,036,040
Corporate Bank Debt	1,638,579	-	100	162,624	807	201	(9,234)	1,793,077
Corporate Bonds	10,201,000	-	-	-	-	-	-	10,201,000
	$13,564,950	$155,969	$100	$473,293	$807	$201	$(9,234)	$14,186,086

The change in unrealized gains or losses attributable to Level 3 investments held at June 30, 2025 was $476,081.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. Transfers into Level 3 were due to change in valuation technique from vendor priced to fair valued.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2025.

Financial Assets	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Inputs	Price/Range	Weighted Average Price	Impact to Valuation From an Increase in Input(1)
Corporate Bank Debt	$1,843,128	Third-Party Broker Quote(2)	Quotes/Prices	$100.56	$100.56	Increase
	(50,098)	Pricing Model(3)	Quotes/Prices	$44.00 - $50.00	$49.43	Increase
	47	Asset Approach(4)	Estimated Recovery Proceeds	$0.01	$0.01	Increase
Common Stocks	1,844,654	Pricing Model(5)	Last Reported Trade	$24.50	$24.50	Increase
	191,386	Pricing Model(3)	Quotes/Prices	$17.00	$17.0	Increase
Corporate Bonds & Notes	10,201,000	Pricing Model(6)	Cost	$100.00	$100.00	Increase
Commercial Mortgage-Backed Securities	155,969	Pricing Model(7)	Quotes/Prices	$99.62	$99.62	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
(2)	The Third Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.
(3)	The Pricing Model technique for Level 3 securities involves recently quoted funding prices of the security.
(4)	The Asset Approach technique for Level 3 securities involves the potential of likelihood of future bankruptcy distributions.
(5)	The Pricing Model technique for Level 3 securities involves the last reported trade in the security.
(6)	The fair value of the investment is based on the initial purchase price or more recent capital activity. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of the investment could be lower.
(7)	The fair value of the investment is based on yield-to-maturity values that are comparable to other similar fixed-income instruments at similar price levels, which are not congruent with vendor quoted prices for the security.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Note 10 – Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as a practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2025, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	$3,644,000	$3,644,000	0.23%
Capstone Acquisition Holdings, Inc. Term Loan, 8.927% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	1,823,143	1,843,128	0.12%
Copper Property CTL Pass Through Trust	1/17/2019	939,850	725,063	0.04%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/5/2023	4,373,165	4,654,567	0.29%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	5,000,000	5,000,000	0.32%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	47	0.00%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(520)	(56,006)	0.00%
McDermott Technology Americas, Inc., 8.442% (1-Month Term SOFR+400 basis points), 12/31/2027	3/25/2024	7,016	5,908	0.00%
OCREDIT BDC Senior Notes, 7.770%, 3/07/2029	2/22/2024	1,557,000	1,557,000	0.10%
PHI Group, Inc.	8/19/2019	615,785	1,844,654	0.12%
WH Borrower LLC, Term Loan B, 9.079% (3-Month Term SOFR+475 basis points), 2/20/2032	2/12/2025	2,776,050	2,780,709	0.17%
		$20,735,489	$21,999,070	1.39%

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

FPA Flexible Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2025 (Unaudited)

Note 12 – New Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On July 1, 2025, the Investor Class shares commenced operations.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Crescent Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the S&P 500 Index, the MSCI All Country World Index (the “MSCI Index”), a blended index consisting of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index (the “60/40 Blended Index”), the Consumer Price Index (the “CPI”), and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Moderately Aggressive Allocation category (the “Fund Universe”) for the one-, three-, five-, and ten-year periods ended December 31, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns, the 60/40 Blended Index return, the MSCI Index return, and the CPI, but below the S&P 500 Index return by 1.37%. For the five-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, the 60/40 Blended Index return, and the CPI, but below the MSCI Index return and S&P 500 Index return by 0.11% and 4.58%, respectively. For the ten-year period, the Fund’s annualized total return was above the Peer Group and Fund Universe median returns, the 60/40 Blended Index return, and the CPI, but below the MSCI Index return and the S&P 500 Index return by 1.38% and 5.25%, respectively. The Fund’s total return for the one-year period was above the Peer Group and Fund Universe median returns, the 60/40 Blended Index return, and the CPI, but below the MSCI Index return and the S&P 500 Index return by 3.52% and 11.05%, respectively. The Board observed that the Fund’s performance ranked it in the first quartile of the funds (which is the most favorable) in the Peer Group for the one-, three-, five- and ten-year periods. The Board also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, five-, and ten-year periods; and the Fund’s volatility of returns, as measured by its standard deviation, and its downside volatility, as measured by its Morningstar risk score, ranked it in the first quartile of funds in the Peer Group and Fund Universe for the one- and three-year periods.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was above the Peer Group and Fund Universe medians by 0.205% and 0.27%, respectively. The Board considered the Advisor’s assertion that an appropriate peer group for the Fund likely does not exist, and that the Fund’s investment objective, broad opportunity set, and the related skills required to effectively execute on the Fund’s investment objective and opportunity set are far greater than most other funds in the Peer Group. The Board also considered that the advisory fee paid by the Fund was in the range of fees charged by the Advisor to manage institutional accounts and private funds and to sub-advise other mutual funds with similar objectives and policies as the Fund, and the Board considered the Advisor’s discussion of the differences between the services provided by the Advisor to the Fund and those provided by the Advisor to the sub-advised funds, institutional accounts and private funds. The Board also noted that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Fund Universe and Peer Group medians by 0.26% and 0.27%, respectively. The Board also considered that the annual total expenses of the Fund were likely higher than the Peer Group and Fund Universe medians because of the Fund’s higher advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor and the benefits to the Advisor from its relationship with the Fund. The Independent Trustees reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Independent Trustees also considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Independent Trustees recognized that the advisory fee schedule for the Fund does not have breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, the increases in compensation paid to attract and retain high quality investment professionals, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 22, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust III (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and First Pacific Advisors, LP (the “Advisor”) with respect to the FPA Flexible Fixed Income Fund series of the Trust (the “Fund”) for an additional one-year period from when it otherwise would expire. In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg U.S. Universal Bond Index (the “Bloomberg Index”), the Consumer Price Index (the “CPI”) + 200 basis points, and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Nontraditional Bond category (the “Fund Universe”) for the one-, three-, and five-year periods ended December 31, 2024; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings.

In renewing the Advisory Agreement, the Independent Trustees met separately in an executive session prior to the meeting with the Board to consider the Advisory Agreement, including the items discussed below, and were represented by their legal counsel with respect to the matters considered. The Board, including all of the Independent Trustees, then met and also considered a variety of factors for renewal of the Advisory Agreement, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total return for the three-year period was above the Peer Group and Fund Universe median returns and the Bloomberg Index return, but below the CPI + 200 basis points measure by 2.59%. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the Bloomberg Index return, but below the CPI + 200 basis points measure by 2.78%. For the one-year period, the Fund’s total return was above the CPI + 200 basis points and the Bloomberg Index return, but below the Fund Universe and Peer Group median returns by 0.82% and 1.24%, respectively. The Trustees noted the Advisor’s assertion that the Fund’s underperformance in comparison to the CPI + 200 basis points measure over the three- and five-year periods was due to the Advisor’s unwillingness to take on uncompensated risk coupled with unexpectedly high inflation over the past few years. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation, its risk-adjusted returns, as measured by its Sharpe ratio, its downside volatility, as measured by its Morningstar risk score, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of funds (which are the most favorable) in the Peer Group and Fund Universe for the three- and five-year periods.

The Board considered the overall quality of services provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was lower than both the Peer Group and Fund Universe medians. The Trustees considered that the Fund’s advisory fee was the same as or higher than the fees that the Advisor charges to manage separate accounts for institutional investors with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the institutional separate accounts that the Advisor manages, and noted the differences between the services provided by the Advisor to the Fund and those provided to the institutional separate accounts. The Trustees also noted that the Fund’s advisory fee was among the lowest of the advisory fees paid by other series of the Trust managed by the Advisor. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were lower than the Peer Group and Fund Universe medians.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Fund.

Advisor Profitability and Costs

The Board and the Independent Trustees considered information provided by the Advisor regarding the Advisor’s costs in providing services to the Fund, the profitability of the Advisor and the benefits to the Advisor from its relationship with the Fund. The Independent Trustees reviewed and considered the Advisor’s representations regarding its assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost, and overhead costs with respect to the provision of investment advisory services. The Independent Trustees discussed with the Advisor the general process through which individuals’ compensation is determined and then reviewed by the management committee of the Advisor, as well as the Advisor’s methods for determining that its compensation levels are set at appropriate levels to attract and retain the personnel necessary to provide high quality professional investment advice. The Independent Trustees recognized that the Advisor is entitled under the law to earn a reasonable level of profits for the services that it provides to the Fund. The Board observed that the Advisor had waived a portion of its advisory fee with respect to the Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Advisor from its relationship with the Fund were reasonable.

Economies of Scale

The Board and the Independent Trustees considered, and discussed with the Advisor, whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether the advisory fee rate is reasonable in relation to the Fund’s asset levels and any economies of scale that may exist. The Independent Trustees also considered the Advisor’s representation that its internal costs of providing investment management services to the Fund have increased in recent years as a result of a number of factors, including the ongoing and growing complexity of the Fund’s investments, as well as the Advisor’s investment in building a highly-seasoned trading, compliance, valuation, client service and operations staff to support the Advisor’s investment teams. The Trustees also noted the Advisor’s representation that it would continue making such investments in its personnel, systems, and facilities in an effort to maintain and increase the level and quality of services that it provides to the Fund. The Trustees also considered the Advisor’s willingness to close funds to new investors when it believes that a fund has limited capacity to grow or when it otherwise would be detrimental to fund shareholders.

The Independent Trustees recognized that the advisory fee schedule for the Fund does not have breakpoints. They considered that many registered funds have breakpoints in the advisory fee structure as a means by which to share in the benefits of potential economies of scale as a fund’s assets grow. They also considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Independent Trustees considered the Advisor’s statement that it believes that breakpoints are currently not warranted for the Fund given the ongoing investments the Advisor is making in its business for the benefit of the Fund, the increases in compensation paid to attract and retain high quality investment professionals, uncertainties regarding the direction of the economy, and uncertainties regarding future growth or contraction in the Fund’s assets, all of which could negatively impact the Advisor’s profitability. The Board and the Independent Trustees concluded that the Fund is benefitting from the ongoing investments made by the Advisor in its team of personnel serving the Fund and in the Advisor’s service infrastructure, and that in light of these investments, the addition of breakpoints to the Fund’s advisory fee structure was not warranted at current asset levels.

Benefits to the Advisor

The Board and the Independent Trustees considered other “fall out” benefits to the Advisor as a result of its relationship with the Fund, other than the advisory fee, including research services provided to it by broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of its association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust III

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025